UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Canada: 4.1%
714,618	Africa Oil Corp. * †	$826,179
349,683	First Quantum Minerals Ltd.	1,275,416
335,067	IAMGOLD Corp. (USD) *	546,159
222,484	Semafo, Inc. *	479,584
		3,127,338
Egypt: 17.8%
1,071,941	Commercial International Bank Egypt SAE (GDR) # Reg S	6,572,710
1,223,183	Egyptian Financial Group-Hermes Holding SAE * #	1,266,323
2,281,457	Egyptian Kuwaiti Holding Co. (USD) #	1,326,147
1,507,645	Global Telecom Holding SAE (GDR) * † # Reg S	1,733,522
2,978,634	Talaat Moustafa Group #	2,594,757
		13,493,459
France: 2.2%
41,867	Bourbon SA † #	526,008
302,319	Etablissements Maurel et Prom * #	1,120,576
		1,646,584
Kenya: 4.1%
21,401,700	Safaricom Ltd. #	3,113,536
Malta: 0.3%
19,753	Brait SE * † #	201,146
Morocco: 11.6%
86,125	Attijariwafa Bank	2,962,633
87,005	Banque Centrale Populaire #	1,942,614
56,957	Banque Marocaine du Commerce Exterieur #	1,257,657
157,821	Douja Promotion Groupe Addoha SA #	406,464
197,625	Maroc Telecom #	2,231,412
		8,800,780
Nigeria: 21.3%
48,350,982	First Bank Nigeria Holdings Plc #	1,511,759
39,643,820	Guaranty Trust Bank Plc #	4,779,876
427,083	Nestle Nigeria Plc #	1,866,886
5,126,642	Nigerian Breweries Plc #	3,781,147
44,959,061	United Bank for Africa Plc #	951,598
38,484,898	Zenith Bank Ltd. #	3,258,656
		16,149,922
Singapore: 1.5%
4,913,400	Golden Agri-Resources Ltd. #	1,142,992
South Africa: 21.2%
3,671	Aeci Ltd.	24,402
86,258	African Bank Investments Ltd. * # §	214
6,385	African Rainbow Minerals Ltd. #	24,018
4,439	Anglo American Platinum Ltd. * #	73,712
18,846	AngloGold Ashanti Ltd. (ADR) *	154,349
24,829	Aspen Pharmacare Holdings Ltd. #	529,504
18,863	AVI Ltd. #	119,604
19,419	Barclays Africa Group Ltd. #	239,315
10,265	Barloworld Ltd. #	56,146
18,716	Bidvest Group Ltd. #	442,713
4,636	Capitec Bank Holdings Ltd. #	168,168
8,634	Clicks Group Ltd. #	56,160
19,532	Coronation Fund Managers Ltd. #	92,389
30,126	Discovery Ltd. #	300,409
9,741	Exxaro Resources Ltd. † #	37,131
196,766	FirstRand Ltd. #	700,801
13,278	Foschini Group Ltd. #	135,150
35,650	Gold Fields Ltd. (ADR)	94,829
35,753	Impala Platinum Holdings Ltd. * #	99,522
7,693	Imperial Holdings Ltd. #	94,540
13,766	Investec Ltd. #	105,599
36,243	Investec PCL (GBP) #	277,876
3,919	Kumba Iron Ore Ltd. † #	22,338
9,423	Liberty Holdings Ltd. #	86,290
64,909	Life Healthcare Group Holdings Ltd. #	167,357
4,351	Massmart Holdings Ltd. #	34,122
28,736	Mediclinic International Ltd. #	229,907
75,397	MMI Holdings Ltd. #	130,028
7,285	Mondi Ltd. #	153,095
14,499	Mr. Price Group Ltd. #	202,860
101,728	MTN Group Ltd. #	1,311,131
28,163	Nampak Ltd. † #	52,489
26,424	Naspers Ltd. #	3,319,190
11,681	Nedbank Group Ltd. #	185,924
67,748	Netcare Ltd. #	178,291
17,151	Northern Platinum Ltd. * † #	33,566
22,997	Petra Diamonds Ltd. (GBP) * #	29,364
12,938	Pick n Pay Stores Ltd. #	62,199
9,829	Pioneer Foods Ltd. #	139,366
31,637	PPC Ltd. † #	39,168
10,321	PSG Group Ltd. #	166,140
28,242	Remgro Ltd. #	516,272
18,609	Resilient Property Income Fund Ltd. #	156,294
6,833	Reunert Ltd. #	30,143
45,477	RMB Holdings Ltd. #	217,306
51,050	RMI Holdings #	153,219
107,014	Sanlam Ltd. #	463,833
14,213	Sappi Ltd. * #	43,747
33,563	Sasol Ltd. (ADR)	933,723
23,376	Shoprite Holdings Ltd. † #	266,083
11,788	Sibanye Gold Ltd. (ADR)	54,696
10,543	Spar Group Ltd. #	141,369
72,976	Standard Bank Group Ltd. #	714,175
174,752	Steinhoff International Holdings Ltd. #	1,075,500
3,359	Sun International Ltd. #	21,201
18,485	Telkom SA SOC Ltd. #	89,076
8,664	Tiger Brands Ltd. #	191,199
16,905	Truworths International Ltd. † #	104,118
22,368	Vodacom Group Ltd. #	223,005
47,988	Woolworths Holdings Ltd. #	336,622
		16,100,957
United Kingdom: 13.5%
464,302	African Barrick Gold Ltd. #	1,744,149
1,189,538	African Minerals Ltd. * † # §	2,973
87,307	Anglo American Plc #	730,249
2,317,863	Cenatamin Plc #	2,140,773
289,298	Old Mutual Plc #	830,184
1,443,615	Ophir Energy Plc * #	1,970,106
17,218	Randgold Resources Ltd. (ADR)	1,017,412
701,672	Tullow Oil Plc #	1,805,985
		10,241,831
United States: 1.2%
138,612	Kosmos Energy Ltd. *	773,455
1,795	Royal Caribbean Cruises Ltd.	159,917
		933,372
Total Common Stocks (Cost: $89,977,675)		74,951,917
REAL ESTATE INVESTMENT TRUSTS: 1.0%
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	607
South Africa: 1.0%
88,828	Capital Property Fund Ltd. #	101,062
161,145	Growthpoint Properties Ltd. #	299,250
15,151	Hyprop Investments Ltd.	132,269
292,708	Redefine Properties Ltd. #	247,980
		780,561
Total Real Estate Investment Trusts (Cost: $849,870)		781,168
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $90,827,545)		75,733,085

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1%
Repurchase Agreements: 3.1%
$1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
368,179	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $368,180; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $375,544 including accrued interest)	368,179
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,368,179)		2,368,179
Total Investments: 102.9% (Cost: $93,195,724)		78,101,264
Liabilities in excess of other assets: (2.9)%		(2,185,239)
NET ASSETS: 100.0%		$75,916,025

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,200,865.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66,298,062 which represents 87.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,794 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	7.2%	$5,449,098
Consumer Staples	10.3	7,801,127
Energy	10.5	7,993,163
Financial	46.6	35,317,944
Health Care	1.5	1,105,059
Industrials	0.7	529,002
Materials	11.7	8,836,010
Telecommunication Services	11.5	8,701,682
	100.0%	$75,733,085

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$3,127,338	$—	$—	$3,127,338
Egypt	—	13,493,459	—	13,493,459
France	—	1,646,584	—	1,646,584
Kenya	—	3,113,536	—	3,113,536
Malta	—	201,146	—	201,146
Morocco	2,962,633	5,838,147	—	8,800,780
Nigeria	—	16,149,922	—	16,149,922
Singapore	—	1,142,992	—	1,142,992
South Africa	1,261,999	14,838,958	—	16,100,957
United Kingdom	1,017,412	9,224,419	—	10,241,831
United States	933,372	—	—	933,372
Real Estate Investment Trusts
Nigeria	—	—	607	607
South Africa	132,269	648,292	—	780,561
Repurchase Agreements	—	2,368,179	—	2,368,179
Total	$9,435,023	$68,665,634	$607	$78,101,264

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $10,795,671 and transfers from Level 2 to Level 1 were $2,936,008. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Real Estate Investment Trusts

Nigeria
Balance as of December 31, 2014	$636
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(29)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2015	$607

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 79.2%
Automobiles & Components: 3.0%
158,500	Mahle-Metal Leve SA Industria e Comercio	$920,735
201,850	Tupy SA	916,459
		1,837,194
Banks: 0.0%
7,362	Banco ABC Brasil SA *	16,713
Capital Goods: 1.9%
226,600	Iochpe Maxion SA	865,933
258,450	Mills Estruturas e Servicos de Engenharia SA *	293,360
		1,159,293
Commercial & Professional Services: 4.2%
45,477	Atento SA (USD) *	479,782
183,650	Valid Solucoes SA	2,119,769
		2,599,551
Consumer Durables & Apparel: 11.8%
98,600	Arezzo Industria e Comercio SA	494,927
691,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,442,270
662,900	Even Construtora e Incorporadora SA	575,199
329,827	EZ Tec Empreendimentos e Participacoes SA	961,735
576,077	Gafisa SA (ADR) * †	556,836
371,550	Grendene SA	1,652,271
684,400	MRV Engenharia e Participacoes SA	1,051,330
590,750	Restoque Comercio e Confeccoes de Roupas SA	487,263
		7,221,831
Consumer Services: 2.3%
164,800	CVC Brasil Operadora e Agencia de Viagens SA	573,651
204,750	GAEC Educacao SA	500,448
154,650	Ser Educacional SA	334,305
		1,408,404
Energy: 3.3%
574,429	Cosan Ltd. (USD)	1,660,100
218,950	QGEP Participacoes SA	337,993
		1,998,093
Financial: 0.5%
198,640	GP Investments Ltd. (BDR) *	325,680
Food, Beverage & Tobacco: 11.9%
252,036	Adecoagro SA (USD) *	2,006,207
879,300	Marfrig Alimentos SA *	1,590,259
316,300	Minerva SA *	1,064,306
205,400	Sao Martinho SA	2,030,945
130,300	SLC Agricola SA	588,314
		7,280,031
Health Care Equipment & Services: 5.2%
206,000	Fleury SA	844,369
984,600	Odontoprev SA	2,371,782
		3,216,151
Insurance: 0.7%
177,800	FPC Par Corretora de Seguros SA	414,844
Materials: 4.0%
1,233,400	Duratex SA	1,829,333
594,915	Magnesita Refratarios SA *	424,671
433,800	Paranapanema SA *	225,408
		2,479,412
Media: 2.9%
233,150	Smiles SA	1,767,223
Real Estate: 5.5%
214,450	Aliansce Shopping Centers SA	576,086
466,750	BR Properties SA	1,259,736
218,200	Iguatemi Empresa de Shopping Centers SA	1,131,040
389,200	JHSF Participacoes SA	142,348
75,500	Sonae Sierra Brasil SA	276,138
		3,385,348
Retailing: 3.9%
370,900	Cia Hering SA	1,314,452
159,675	Marisa Lojas SA	281,933
797,400	Via Varejo SA	796,495
		2,392,880
Software & Services: 1.5%
82,650	Linx SA	917,291
Telecommunication Services: 1.2%
1,037,052	Oi SA (ADR) *	701,047
Transportation: 7.7%
635,100	Cosan Logistica SA	185,828
713,265	EcoRodovias Infraestrutura e Logistica SA	1,097,469
469,047	Gol Linhas Aereas Inteligentes SA (ADR)	456,993
187,500	Julio Simoes Logistica SA	454,030
1,486,950	Prumo Logistica SA *	221,289
738,851	Rumo Logistica Operadora Multimodal SA *	1,120,064
367,550	Santos Brasil Participacoes SA	1,186,692
		4,722,365
Utilities: 7.7%
420,300	Alupar Investimento SA	1,579,637
187,300	Cia de Saneamento de Minas Gerais SA	588,191
568,950	EDP Energias do Brasil SA	1,647,508
319,100	Light SA	929,652
		4,744,988
Total Common Stocks (Cost: $87,613,263)		48,588,339
PREFERRED STOCKS: 18.0%
Banks: 1.1%
161,683	Banco ABC Brasil SA	379,279
145,100	Banco Industrial e Comercial SA *	297,557
		676,836
Capital Goods: 1.6%
1,463,500	Marcopolo SA	590,642
525,050	Randon Implementos e Participacoes SA	385,394
		976,036
Consumer Durables & Apparel: 1.7%
603,155	Alpargatas SA	1,022,374
Financial: 1.1%
495,200	Banco do Estado do Rio Grande do Sul SA	696,990
Insurance: 6.1%
827,918	Sul America SA	3,727,667
Materials: 4.2%
934,950	Bradespar SA	1,933,810
906,250	Metalurgica Gerdau SA	667,486
		2,601,296
Utilities: 2.2%
34,950	Cia Energetica do Ceara	305,818
385,850	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA *	1,065,723
		1,371,541
Total Preferred Stocks (Cost: $21,259,117)		11,072,740
REAL ESTATE INVESTMENT TRUST: 3.0% (Cost: $2,539,039)
Real Estate: 3.0%
71,254	FII BTG Pactual Corporate Office Fund	1,815,274
WARRANTS: 0.0% (Cost: $0)
Consumer Durables & Apparel: 0.0%
936,217	PDG Realty SA Empreendimentos e Participacoes (BRL 0.75, expiring 04/06/18) *	2,362
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $111,411,419)		61,478,715

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2% (Cost: $135,714)
Repurchase Agreement: 0.2%
$135,714	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $135,714; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $138,429 including accrued interest)	135,714
Total Investments: 100.4% (Cost: $111,547,133)		61,614,429
Liabilities in excess of other assets: (0.4)%		(252,452)
NET ASSETS: 100.0%		$61,361,977

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $131,168.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	25.5%	$15,652,268
Consumer Staples	11.8	7,280,031
Energy	3.3	1,998,093
Financial	18.0	11,059,352
Health Care	5.2	3,216,151
Industrials	15.4	9,457,245
Information Technology	1.5	917,291
Materials	8.3	5,080,708
Telecommunication Services	1.1	701,047
Utilities	9.9	6,116,529
	100.0%	$61,478,715

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$48,588,339	$—	$—	$48,588,339
Preferred Stocks*	11,072,740	—	—	11,072,740
Real Estate Investment Trust*	1,815,274	—	—	1,815,274
Warrants*	2,362	—	—	2,362
Repurchase Agreement	—	135,714	—	135,714
Total	$61,478,715	$135,714	$—	$61,614,429

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

CHINAAMC A-SHARE ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.9%
Automobiles & Components: 2.6%
93,500	Beiqi Foton Motor Co. Ltd. #	85,326
26,481	Byd Co. Ltd. * #	251,450
126,657	Chongqing Changan Automobile Co. Ltd. #	294,589
44,300	FAW Car Co. Ltd. #	101,878
78,500	Fuyao Glass Industry Group Co. Ltd. #	146,564
18,557	Great Wall Motor Co. Ltd. #	95,786
4,200	Great Wall Motor Co. Ltd. #	21,708
58,000	Huayu Automotive Systems Co. Ltd. #	125,757
185,039	SAIC Motor Corp. Ltd.	490,201
63,960	Wanxiang Qianchao Co. Ltd. #	196,240
33,532	Weifu High-Technology Group Co. Ltd. #	112,417
		1,921,916
Banks: 19.7%
1,482,500	Agricultural Bank of China Ltd. #	707,987
567,888	Bank of Beijing Co. Ltd.	771,535
1,298,400	Bank of China Ltd.	761,458
1,099,200	Bank of Communications Co. Ltd.	1,055,209
21,600	Bank of Nanjing Co. Ltd.	49,302
73,900	Bank of Nanjing Co. Ltd.	169,094
109,480	Bank of Ningbo Co. Ltd.	194,171
178,600	China CITIC Bank Corp. Ltd. *	165,458
537,200	China Construction Bank Corp.	438,917
1,114,800	China Everbright Bank Co. Ltd.	683,357
924,818	China Merchants Bank Co. Ltd. #	2,592,235
1,539,224	China Minsheng Banking Corp. Ltd.	2,051,890
299,160	Huaxia Bank Co. Ltd.	477,112
1,359,104	Industrial & Commercial Bank of China Ltd.	924,830
640,091	Industrial Bank Co. Ltd.	1,471,230
320,648	Ping An Bank Co. Ltd.	530,605
626,955	Shanghai Pudong Development Bank Co. Ltd.	1,644,478
		14,688,868
Capital Goods: 13.0%
25,800	AVIC Aero-Engine Controls Co. Ltd. # §	91,681
74,100	AVIC Aircraft Co. Ltd. #	262,817
10,100	AVIC Helicopter Co. Ltd. #	67,782
2,800	AVIC Helicopter Co. Ltd. #	18,810
24,199	China Avic Electronics Co. Ltd. #	84,850
5,600	China Avionics Systems Co. Ltd. #	19,682
71,300	China Baoan Group Co. Ltd. #	119,210
21,720	China CAMC Engineering Co. Ltd. #	58,766
85,424	China Communications Construction Co. Ltd. #	160,089
38,400	China CSSC Holdings Ltd. #	214,568
146,400	China First Heavy Industries #	200,574
154,900	China Gezhouba Group Co. Ltd. #	174,755
48,500	China International Marine Containers Group Co. Ltd. #	131,493
110,400	China National Chemical Engineering Co. Ltd. #	108,161
193,700	China Railway Construction Corp. Ltd. #	414,814
321,923	China Railway Group Ltd. #	555,988
514,100	China Shipbuilding Industry Co. Ltd. #	814,354
33,300	China Spacesat Co. Ltd. #	187,958
839,791	China State Construction Engineering Corp. Ltd. #	765,209
114,900	China XD Electric Co. Ltd. #	110,004
513,545	CSR Corp. Ltd. * #	1,053,905
66,900	Dongfang Electric Corp. Ltd. #	132,309
57,900	Fangda Carbon New Material Co. Ltd. * #	73,778
47,500	Han’s Laser Technology Co. Ltd. #	146,269
23,900	Jiangxi Hongdu Aviation Industry Corp. Ltd. #	73,899
27,650	Luxshare Precision Industry Co. Ltd. #	129,048
272,800	Metallurgical Corp. of China Ltd. # §	246,168
81,405	NARI Technology Development Co. Ltd. #	182,175
209,800	Power Construction Corp. of China Ltd. #	243,788
213,100	Sany Heavy Industry Co. Ltd. #	214,345
99,771	Shanghai Construction Co. Ltd. #	125,895
165,700	Shanghai Electric Group Co. Ltd. #	293,870
16,100	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. #	62,662
26,576	Shenzhen Inovance Technology Co. Ltd. #	150,226
25,800	Siasun Robot & Automation Co. Ltd. #	231,332
49,200	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	102,117
144,962	TBEA Co. Ltd. #	241,115
135,600	Weichai Power Co. Ltd. #	182,054
235,500	XCMG Construction Machinery Co. Ltd. #	151,725
32,900	Xi’ An Aero-Engine Plc # §	211,463
124,651	Xiamen C & D, Inc. # §	237,969
86,100	Xinjiang Goldwind Science & Technology Co. Ltd. #	183,708
34,150	XJ Electric Co. Ltd. #	87,501
74,250	Zhengzhou Yutong Bus Co. Ltd. #	219,811
246,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	193,915
		9,732,612
Commercial & Professional Services: 0.7%
30,100	Beijing Orient Landscape Co. Ltd. # §	157,696
30,300	Beijing Originwater Technology Co. Ltd. # §	205,878
80,028	BlueFocus Communication Group Co. Ltd. # §	147,675
		511,249
Consumer Durables & Apparel: 3.3%
269,528	Gree Electric Appliances, Inc. #	689,928
28,200	Guangdong Alpha Animation and Culture Co. Ltd. #	130,281
75,600	Heilan Home Co. Ltd. #	168,167
44,140	Hisense Electric Co. Ltd. #	93,489
117,997	Midea Group Co. Ltd. #	470,263
170,200	Qingdao Haier Co. Ltd. #	243,536
206,600	Sichuan Changhong Electric Co. Ltd. * #	191,978
478,300	TCL Corp. #	284,909
87,553	Youngor Group Co. Ltd.	168,910
		2,441,461
Consumer Services: 0.6%
17,800	China International Travel Service Corp. Ltd. #	147,129
203,520	Shenzhen Overseas Chinese Town Co. Ltd. #	228,519
37,701	Zhejiang Yasha Decoration Co. Ltd. #	72,583
		448,231
Diversified Financials: 1.3%
75,671	Everbright Securities Co. Ltd. #	187,066
69,100	Guoyuan Securities Co. Ltd. #	161,750
58,900	Orient Securities Co. Ltd. #	153,313
138,100	Pacific Securities Co. Ltd. #	145,308
249,539	Shenwan Hongyuan Group Co. Ltd. * #	338,463
		985,900
Energy: 3.1%
102,200	China Coal Energy Co. Ltd. #	96,717
33,400	China Oilfield Services Ltd. #	83,036
588,700	China Petroleum & Chemical Corp.	440,714
110,835	China Shenhua Energy Co. Ltd. #	253,172
175,500	Guanghui Energy Co. Ltd. #	177,229
59,040	Jizhong Energy Resources Co. Ltd. #	45,689
123,680	Offshore Oil Engineering Co. Ltd. #	177,078
272,100	PetroChina Co. Ltd. #	353,511
112,207	Shaanxi Coal Industry Co. Ltd. #	78,204
66,780	Shanxi Lu’an Environmental Energy Development Co. Ltd. #	62,426
87,900	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	74,616
187,910	Wintime Energy Co. Ltd. #	122,699
67,200	Yang Quan Coal Industry Group Co. Ltd. * #	65,616
39,750	Yantai Jereh Oilfield Services Group Co. Ltd. #	250,008
21,600	Yanzhou Coal Mining Co. Ltd. #	28,684
		2,309,399
Financial: 7.0%
125,493	AVIC Capital Co. Ltd. #	302,113
185,900	Changjiang Securities Co. Ltd. #	272,043
130,400	China Merchants Securities Co. Ltd. #	330,499
440,800	CITIC Securities Co. Ltd. #	945,224
230,700	Founder Securities Co. Ltd. * #	231,194
166,056	GF Securities Co. Ltd. #	343,316
66,200	Guoyuan Securities Co. Ltd. #	167,716
453,040	Haitong Securities Co. Ltd. #	912,439
183,704	Huatai Securities Co. Ltd. #	403,528
233,060	Industrial Securities Co. Ltd. #	288,074
66,140	Northeast Securities Co. Ltd. #	114,976
77,315	Sealand Securities Co. Ltd.	110,569
70,300	Shanxi Securities Co. Ltd.	127,941
102,000	Sinolink Securities Co. Ltd. #	195,390
75,700	SooChow Securities Co. Ltd. #	130,806
158,128	Southwest Securities Co. Ltd. #	184,223
62,708	Western Securities Co. Ltd. #	160,264
		5,220,315
Food & Staples Retailing: 0.6%
18,512	Jointown Pharmaceutical Group Co. Ltd. * #	46,737
43,300	Shanghai Friendship Group, Inc. Co. #	121,008
47,800	Shenzhen Agricultural Products Co. Ltd. #	108,010
113,728	Yonghui Superstores Co. Ltd. #	181,899
		457,654
Food, Beverage & Tobacco: 4.7%
84,150	Beijing Dabeinong Technology Group Co. Ltd. #	134,933
78,700	Beijing Yanjing Brewery Co. Ltd. #	94,085
28,640	Beingmate Baby & Child Food Co. Ltd. * #	60,177
34,125	Bright Dairy & Food Co. Ltd. #	78,784
15,320	Foshan Haitian Flavouring & Food Co. Ltd. #	75,841
87,600	Gansu Yasheng Industrial Group Co. Ltd. #	99,888
55,700	Henan Shuanghui Investment & Development Co. Ltd. #	154,601
343,200	Inner Mongolia Yili Industrial Group Co. Ltd. #	833,219
25,140	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	215,981
6,640	Kweichow Moutai Co. Ltd. #	199,446
21,586	Kweichow Moutai Co. Ltd.	648,192
39,193	Luzhou Laojiao Co. Ltd. #	127,184
104,600	MeiHua Holdings Group Co. #	114,240
58,600	New Hope Liuhe Co. Ltd. # §	126,862
11,800	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. * #	28,425
19,798	Tsingtao Brewery Co. Ltd. #	100,413
112,000	Wuliangye Yibin Co. Ltd. # §	419,367
		3,511,638
Health Care Equipment & Services: 0.9%
22,141	Aier Eye Hospital Group Co. Ltd. #	96,584
12,478	Huadong Medicine Co. Ltd.	137,453
26,900	Lepu Medical Technology Beijing Co. Ltd. #	135,940
40,465	Searainbow Holding Corp. * #	153,862
53,900	Shanghai Pharmaceuticals Holding Co. Ltd. #	148,212
		672,051
Household & Personal Products: 0.3%
15,900	By-health Co. Ltd. #	67,997
30,390	Shanghai Jahwa United Co. Ltd. # §	162,292
		230,289
Insurance: 5.5%
93,367	China Life Insurance Co. Ltd.	376,101
176,248	China Pacific Insurance Group Co. Ltd. #	617,854
46,722	New China Life Insurance Co. Ltd.	264,295
606,700	Ping An Insurance Group Co. of China Ltd. #	2,866,143
		4,124,393
Materials: 6.3%
275,000	Aluminum Corporation of China Ltd. * #	202,911
103,200	Angang Steel Co. Ltd. #	76,676
112,300	Anhui Conch Cement Co. Ltd. #	298,517
276,800	Baoshan Iron & Steel Co. Ltd. #	244,172
60,700	BBMG Corp. #	73,003
80,470	Beijing Kangde Xin Composite Material Co. Ltd. #	384,977
66,300	China Hainan Rubber Industry Group Co. Ltd. #	77,330
33,100	China Minmetals Rare Earth Co. Ltd. * #	76,279
13,000	China Molybdenum Co. Ltd. #	21,465
11,700	Hainan Mining Co. Ltd. #	23,374
238,000	Hebei Iron & Steel Co. Ltd. * #	116,872
122,150	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd. #	243,866
61,508	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. #	90,502
62,400	Inner Mongolia Yili Energy Co. Ltd. # §	68,588
547,100	Inner Mongolian Baotou Steel Union Co. Ltd. #	306,732
46,500	Jiangxi Copper Co. Ltd. #	95,633
54,300	Jinduicheng Molybdenum Co. Ltd. #	58,566
34,800	Kingenta Ecological Engineering Group Co. Ltd. #	97,638
16,400	Luxin Venture Capital Group Co. Ltd. #	56,473
240,700	Pangang Group Vanadium Titanium & Resources Co. Ltd. * #	111,901
35,602	Qinghai Salt Lake Industry Co. Ltd. #	95,467
40,000	Shandong Gold Mining Co. Ltd. # §	102,556
127,312	Shanxi Taigang Stainless Steel Co. Ltd. * #	80,810
74,100	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	110,053
123,005	Sinopec Shanghai Petrochemical Co. Ltd. * #	124,275
243,000	Tongling Nonferrous Metals Group Co. Ltd. # §	64,096
60,380	Wanhua Chemical Group Co. Ltd. #	151,844
106,601	Western Mining Co. Ltd. #	105,420
226,300	Wuhan Iron & Steel Co. Ltd. #	134,514
24,060	Xiamen Tungsten Co. Ltd. #	57,784
122,660	Xinxing Ductile Iron Pipes Co. Ltd. #	124,260
55,700	Yunnan Chihong Zinc & Germanium Co. Ltd. #	74,417
39,700	Yunnan Copper Industry Co. Ltd. * #	62,129
38,490	Yunnan Tin Co. Ltd. * #	61,929
127,400	Zhejiang Longsheng Group Co. Ltd. #	189,964
82,400	Zhongjin Gold Corp. Ltd. #	113,855
531,600	Zijin Mining Group Co. Ltd. #	283,669
		4,662,517
Media: 2.4%
24,510	Beijing Enlight Media Co. Ltd. #	106,690
67,510	BesTV New Media Co. Ltd. #	331,901
40,500	China South Publishing & Media Group Co. Ltd. #	138,703
30,500	Chinese Universe Publishing and Media Co. Ltd. #	100,713
68,900	CITIC Guoan Information Industry Co. Ltd. # §	187,436
80,600	Huawen Media Investment Group Corp. #	122,233
51,200	Huayi Brothers Media Corp. # §	218,400
52,900	Hunan TV & Broadcast Intermediary Co. Ltd. # §	200,877
42,700	Jiangsu Phoenix Publishing & Media Corp. Ltd.	83,795
48,532	Jishi Media Co. Ltd. #	83,323
7,200	Wasu Media Holding Co. Ltd. * #	32,610
33,500	Zhe Jiang Daily Media Group Co. Ltd. # §	83,971
22,100	Zhejiang Huace Film & TV Co. Ltd. #	85,223
		1,775,875
Pharmaceuticals, Biotechnology: 4.3%
23,400	Beijing SL Pharmaceutical Co. Ltd. #	94,876
38,200	Beijing Tongrentang Co. Ltd. #	135,410
22,076	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	81,167
156,300	Guangxi Wuzhou Zhongheng Group Co. Ltd. # §	122,835
30,161	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	119,745
15,900	Hualan Biological Engineering, Inc. #	88,136
66,038	Jiangsu Hengrui Medicine Co. Ltd. #	481,024
40,300	Jilin Aodong Medicine Industry Groups Co. Ltd. #	147,464
172,558	Kangmei Pharmaceutical Co. Ltd. #	367,988
29,500	Shandong Dong-E E-Jiao Co. Ltd. #	193,778
64,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	221,572
31,400	Shanghai RAAS Blood Products Co. Ltd.	205,338
13,200	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	50,408
17,539	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	69,839
39,852	Sichuan Kelun Pharmaceutical Co. Ltd. #	93,569
36,436	Tasly Pharmaceutical Group Co. Ltd. #	190,664
44,826	Tonghua Dongbao Pharmaceutical Co. Ltd. #	158,577
12,400	Xizang Haisco Pharmaceutical Group Co. Ltd. #	41,304
29,260	Yunnan Baiyao Group Co. Ltd. #	295,200
30,250	Zhejiang NHU Co. Ltd. #	64,173
		3,223,067
Real Estate: 4.4%
59,100	China Fortune Land Development Co. Ltd. #	203,975
58,000	China Merchants Property Development Co. Ltd. #	260,336
543,300	China Vanke Co. Ltd. #	1,089,897
134,100	Financial Street Holdings Co. Ltd. #	173,684
125,890	Gemdale Corp. #	236,572
76,900	Oceanwide Real Estate Group Co. Ltd. #	118,095
360,704	Poly Real Estate Group Co. Ltd. #	455,253
85,300	RiseSun Real Estate Development Co. Ltd. #	100,885
83,900	Shanghai Chengtou Holding Co. Ltd.	168,800
23,200	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. #	169,763
136,900	Xinhu Zhongbao Co. Ltd. #	109,227
152,300	Zhejiang China Commodities City Group Co. Ltd. #	181,235
		3,267,722
Retailing: 1.1%
31,100	Haining China Leather Market Co. Ltd. #	59,962
85,800	Liaoning Cheng Da Co. Ltd. # §	182,430
178,400	Pang Da Automobile Trade Co. Ltd. * #	103,534
247,900	Suning Commerce Group Co. Ltd. #	477,025
		822,951
Semiconductor: 0.4%
80,637	Sanan Optoelectronics Co. Ltd. #	250,717
51,780	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	83,526
		334,243
Software & Services: 3.1%
30,700	Aisino Co. Ltd. #	259,879
47,720	Anhui USTC iFlytek Co. Ltd. #	202,441
6,900	Beijing Shiji Information Technology Co. Ltd. #	91,255
66,400	Beijing Ultrapower Software Co. Ltd. #	114,067
42,700	DHC Software Co. Ltd. #	118,537
66,200	East Money Information Co. Ltd. #	374,730
37,550	Glodon Software Co. Ltd. #	81,686
21,800	Hundsun Technologies, Inc. #	150,779
5,600	Hundsun Technologies, Inc. #	38,761
52,100	Leshi Internet Information & Technology Corp. #	336,153
48,542	Neusoft Corp. #	106,585
31,200	People.cn Co. Ltd. #	81,604
27,069	Wangsu Science & Technology Co. Ltd. #	224,737
39,364	Yonyou Software Co. Ltd. #	150,520
		2,331,734
Technology Hardware & Equipment: 2.7%
8,400	Beijing Xinwei Telecom Technology Group Co. Ltd. #	24,515
48,000	Beijing Zhongke Sanhuan High-Tech Co. Ltd. #	94,291
571,000	BOE Technology Group Co. Ltd. * #	251,260
94,700	Dongxu Optoelectronic Technology Co. Ltd. #	109,630
42,700	GoerTek, Inc. #	159,535
89,800	Guangzhou Haige Communications Group, Inc. Co. #	181,375
68,484	Hangzhou Hikvision Digital Technology Co. Ltd. #	351,863
34,360	Shenzhen O-film Tech Co. Ltd. #	99,191
99,400	Tsinghua Tongfang Co. Ltd. #	226,486
12,700	Universal Scientific Industrial Shanghai Co. Ltd. #	22,991
32,858	Zhejiang Dahua Technology Co. Ltd. #	175,102
131,920	ZTE Corp. #	325,041
		2,021,280
Telecommunication Services: 0.9%
474,778	China United Network Communications Ltd. #	450,871
62,700	Dr Peng Telecom & Media Group Co. Ltd. #	213,465
		664,336
Transportation: 3.8%
143,200	Air China Ltd. #	169,846
170,900	China COSCO Holdings Co. Ltd. * # §	288,183
190,100	China Eastern Airlines Corp. Ltd. * #	218,428
177,600	China Shipping Container Lines Co. Ltd. * # §	224,212
196,600	China Southern Airlines Co. Ltd. #	232,406
333,081	Daqin Railway Co. Ltd.	464,100
190,000	Guangshen Railway Co. Ltd. #	126,766
331,400	Hainan Airlines Co. Ltd. #	197,575
227,100	Ningbo Port Co. Ltd. # §	247,310
54,000	Shanghai International Airport Co. Ltd. #	236,095
142,700	Shanghai International Port Group Co. Ltd. #	157,002
6,600	Spring Airlines Co. Ltd. #	116,487
47,000	Tianjin Port Co. Ltd. #	70,891
109,100	Yingkou Port Liability Co. Ltd. #	79,273
		2,828,574
Utilities: 4.2%
54,100	Beijing Capital Co. Ltd. #	75,209
77,300	Beijing Jingneng Power Co. Ltd. #	64,301
100,400	Chengdu Xingrong Investment Co. Ltd. #	91,000
369,300	China Yangtze Power Co. Ltd. # §	548,497
32,300	Chongqing Water Group Co. Ltd. #	41,012
167,800	Datang International Power Generation Co. Ltd. #	140,275
550,200	GD Power Development Co. Ltd. #	350,456
39,000	Guangdong Electric Power Development Co. Ltd.	41,943
31,400	Guangdong Golden Dragon Development, Inc. # §	79,098
119,400	Huadian Power International Corp. Ltd. #	129,815
235,175	Huaneng Power International, Inc. #	321,284
120,500	Hubei Energy Group Co. Ltd. #	112,687
162,800	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd. #	112,483
190,100	SDIC Power Holdings Co. Ltd. #	264,348
127,300	Shenergy Co. Ltd. #	144,172
66,100	Shenzhen Energy Group Co. Ltd. #	95,164
123,400	Sichuan Chuantou Energy Co. Ltd. #	201,395
28,380	Sound Environmental Co. Ltd. #	151,093
152,110	Zhejiang Zheneng Electric Power Co. Ltd. #	174,325
		3,138,557
Total Common Stocks (Cost: $66,069,279)		72,326,832

Principal Amount
FOREIGN DEBT OBLIGATION: 0.1% (Cost: $17,231)
Software & Services: 0.1%
107,000	Aisino Corp. 0.20%, 06/12/21 #	21,482
Total Investments: 97.0% (Cost: $66,086,510)		72,348,314
Other assets less liabilities: 3.0%		2,274,597
NET ASSETS: 100.0%		$74,622,911

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $57,231,316 which represents 76.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,625,540 which represents 6.2% of net assets. Securities are primarily illiquid due to temporary suspensions in the market.

As of September 30, 2015, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index (a)	$2,817,571	1.04%	10/15/15	(0.8)%	$(586,134)

(a)	Segregated cash collateral for swap contracts is $2,531,000.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.2%	$7,410,434
Consumer Staples	5.8	4,199,581
Energy	3.2	2,309,399
Financial	39.1	28,287,198
Health Care	5.4	3,895,118
Industrials	18.1	13,072,435
Information Technology	6.5	4,708,739
Materials	6.5	4,662,517
Telecommunication Services	0.9	664,336
Utilities	4.3	3,138,557
	100.0%	$72,348,314

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$490,201	$1,431,715	$—	$1,921,916
Banks	11,388,646	3,300,222	—	14,688,868
Capital Goods	—	9,732,612	—	9,732,612
Commercial & Professional Services	—	511,249	—	511,249
Consumer Durables & Apparel	168,910	2,272,551	—	2,441,461
Consumer Services	—	448,231	—	448,231
Diversified Financials	—	985,900	—	985,900
Energy	440,714	1,868,685	—	2,309,399
Financial	238,510	4,981,805	—	5,220,315
Food & Staples Retailing	—	457,654	—	457,654
Food, Beverage & Tobacco	648,192	2,863,446	—	3,511,638
Health Care Equipment & Services	137,453	534,598	—	672,051
Household & Personal Products	—	230,289	—	230,289
Insurance	640,396	3,483,997	—	4,124,393
Materials	—	4,662,517	—	4,662,517
Media	83,795	1,692,080	—	1,775,875
Pharmaceuticals, Biotechnology	205,338	3,017,729	—	3,223,067
Real Estate	168,800	3,098,922	—	3,267,722
Retailing	—	822,951	—	822,951
Semiconductor	—	334,243	—	334,243
Software & Services	—	2,331,734	—	2,331,734
Technology Hardware & Equipment	—	2,021,280	—	2,021,280
Telecommunication Services	—	664,336	—	664,336
Transportation	464,100	2,364,474	—	2,828,574
Utilities	41,943	3,096,614	—	3,138,557
Foreign Debt Obligation
Software & Services	—	21,482	—	21,482
Total	$15,116,998	$57,231,316	$—	$72,348,314
Other Financial Instruments:
Swap Contracts	—	$(586,134)	—	$(586,134)

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $14,933,470 and transfers from Level 2 to Level 1 were $21,879,430. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 103.7%
Automobiles & Components: 3.1%
79,522	Byd Co. Ltd. * #	$755,101
60,400	Ningbo Huaxiang Electronic Co. Ltd. #	119,644
26,700	Sichuan Chengfei Integration Technology Corp.	131,493
		1,006,238
Banks: 1.5%
271,140	Bank of Ningbo Co. Ltd.	480,888
Capital Goods: 10.6%
95,700	Beijing SPC Environmental Protection Tech Co. Ltd. #	266,464
50,210	China CAMC Engineering Co. Ltd. #	135,850
120,500	Han’s Laser Technology Co. Ltd. #	371,062
69,604	Luxshare Precision Industry Co. Ltd. #	324,856
94,300	Mesnac Co. Ltd. #	188,990
55,500	Shenzhen Inovance Technology Co. Ltd. #	313,725
73,601	Siasun Robot & Automation Co. Ltd. #	659,931
134,933	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	280,060
240,446	Xinjiang Goldwind Science & Technology Co. Ltd. #	513,029
208,940	Zhefu Holding Group Co. Ltd. #	244,518
78,200	Zhejiang Dun’An Artificial Environment Co. Ltd. * #	119,012
		3,417,497
Commercial & Professional Services: 9.4%
100,100	Beijing Orient Landscape Co. Ltd. # §	524,432
82,625	Beijing Originwater Technology Co. Ltd. # §	561,409
197,697	BlueFocus Communication Group Co. Ltd. # §	364,808
172,800	Eternal Asia Supply Chain Management Ltd. * # §	1,524,019
57,440	Guangdong Guangzhou Daily Media Co. Ltd. #	74,749
		3,049,417
Consumer Durables & Apparel: 2.7%
142,600	Elec-Tech International Co. Ltd. # §	151,868
56,600	Guangdong Alpha Animation and Culture Co. Ltd. #	261,486
78,201	NavInfo Co. Ltd. #	311,635
100,700	Shenzhen MTC Co. Ltd. #	152,553
		877,542
Consumer Services: 1.4%
76,221	Songcheng Performance Development Co. Ltd. #	272,470
87,000	Zhejiang Yasha Decoration Co. Ltd. #	167,495
		439,965
Diversified Financials: 3.5%
194,381	Guoyuan Securities Co. Ltd. #	455,010
168,100	Shanxi Securities Co. Ltd.	305,931
150,900	Western Securities Co. Ltd. #	385,658
		1,146,599
Energy: 2.1%
105,918	Yantai Jereh Oilfield Services Group Co. Ltd. #	666,173
Food, Beverage & Tobacco: 3.7%
187,150	Beijing Dabeinong Technology Group Co. Ltd. #	300,092
82,000	Beingmate Baby & Child Food Co. Ltd. * #	172,295
97,970	Guangdong Haid Group Co. Ltd. #	182,808
61,938	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	532,118
		1,187,313
Health Care Equipment & Services: 3.3%
40,680	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. * #	215,903
68,998	Lepu Medical Technology Beijing Co. Ltd. #	348,685
55,250	Shanghai Kingstar Winning Software Co. Ltd. #	292,244
67,150	Zhuhai Hokai Medical Instruments Co. Ltd. #	204,497
		1,061,329
Household & Personal Products: 0.6%
42,900	By-health Co. Ltd. #	183,464
Materials: 9.6%
193,547	Beijing Kangde Xin Composite Material Co. Ltd. #	925,950
56,410	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	281,304
105,500	Chenzhou Mining Group Co. Ltd. * #	122,658
110,400	Jilin Liyuan Precision Manufacturing Co. Ltd. #	172,089
84,371	Lianhe Chemical Technology Co. Ltd. #	238,026
82,560	Org Packaging Co. Ltd. #	276,724
165,310	Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd. #	270,461
243,100	Shenzhen Jinjia Color Printing Group Co. Ltd. # §	534,052
153,600	Xinjiang Zhongtai Chemical Co. Ltd. # §	159,360
68,700	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. #	119,260
		3,099,884
Media: 4.4%
70,905	Beijing Enlight Media Co. Ltd. #	308,645
106,750	Guangdong Advertising Co. Ltd. #	306,626
128,400	Huayi Brothers Media Corp. # §	547,706
63,129	Zhejiang Huace Film & TV Co. Ltd. #	243,442
		1,406,419
Pharmaceuticals, Biotechnology: 10.3%
63,198	Beijing SL Pharmaceutical Co. Ltd. #	256,239
69,400	Da An Gene Co. Ltd. Sun Yat-Sen University # §	377,914
37,800	Harbin Gloria Pharmaceuticals Co. Ltd. # §	144,763
51,900	Hengkang Medical Group Co. Ltd. * # §	276,235
47,500	Hualan Biological Engineering, Inc. #	263,298
171,600	Huapont-Nutrichem Co. Ltd. #	253,222
62,500	Shanghai Kehua Bio-Engineering Co. Ltd. #	213,655
78,900	Shanghai RAAS Blood Products Co. Ltd.	515,960
32,100	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	122,583
49,340	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	196,469
99,398	Sichuan Kelun Pharmaceutical Co. Ltd. #	233,379
62,100	Tianjin Chase Sun Pharmaceutical Co. Ltd. #	159,922
47,100	Xizang Haisco Pharmaceutical Group Co. Ltd. #	156,889
75,500	Zhejiang NHU Co. Ltd. #	160,167
		3,330,695
Real Estate: 0.7%
184,500	RiseSun Real Estate Development Co. Ltd. #	218,210
Retailing: 4.5%
72,800	Haining China Leather Market Co. Ltd. #	140,362
58,600	Hunan Friendship & Apollo Cmmericial Co. Ltd. #	104,202
629,552	Suning Commerce Group Co. Ltd. #	1,211,424
		1,455,988
Semiconductor: 1.3%
42,328	Nationz Technologies, Inc. #	173,920
153,820	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	248,126
		422,046
Software & Services: 17.5%
130,300	Anhui USTC iFlytek Co. Ltd. #	552,768
16,430	Beijing Shiji Information Technology Co. Ltd. #	217,292
155,981	Beijing Ultrapower Software Co. Ltd. #	267,957
125,279	DHC Software Co. Ltd. #	347,781
169,940	East Money Information Co. Ltd. #	961,958
106,779	Glodon Software Co. Ltd. #	232,287
92,600	Hand Enterprise Solutions Co. Ltd. * #	226,346
28,600	Hithink RoyalFlush Information Network Co. Ltd. #	177,884
147,048	Leshi Internet Information & Technology Corp. #	948,764
181,440	Ourpalm Co. Ltd. #	316,015
39,300	Shanghai 2345 Network Holding Group Co. Ltd. #	161,474
70,889	Wangsu Science & Technology Co. Ltd. #	588,548
103,200	Wonders Information Co. Ltd. # §	495,777
68,079	YGSOFT, Inc. #	163,920
		5,658,771
Technology Hardware & Equipment: 12.9%
67,000	Chengdu Santai Holding Group Co. Ltd. #	217,713
122,608	GoerTek, Inc. #	458,087
70,562	GRG Banking Equipment Co. Ltd. #	290,725
226,500	Guangzhou Haige Communications Group, Inc. Co. #	457,477
203,800	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,047,102
75,400	Hengbao Co. Ltd. #	186,145
94,000	Shenzhen Laibao Hi-tech Co. Ltd. # §	193,674
96,525	Shenzhen O-film Tech Co. Ltd. #	278,650
39,830	Shenzhen Tat Fook Technology Co. Ltd. # §	166,147
184,498	Sumavision Technologies Co. Ltd. #	215,872
37,300	Tongfang Guoxin Electronics Co. Ltd. # §	180,771
86,522	Zhejiang Dahua Technology Co. Ltd. #	461,082
		4,153,445
Utilities: 0.6%
76,100	Beijing Water Business Doctor Co. Ltd. #	199,652
Total Common Stocks (Cost: $28,914,190)		33,461,535
Liabilities in excess of other assets: (3.7)%		(1,186,574)
NET ASSETS: 100.0%		$32,274,961

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,027,263 which represents 99.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $6,202,935 which represents 19.2% of net assets. Securities are primarily illiquid due to temporary suspensions in the market.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	15.5%	$5,186,152
Consumer Staples	4.1	1,370,777
Energy	2.0	666,173
Financial	5.5	1,845,697
Health Care	13.1	4,392,024
Industrials	19.3	6,466,914
Information Technology	30.6	10,234,262
Materials	9.3	3,099,884
Utilities	0.6	199,652
	100.0%	$33,461,535

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$131,493	$874,745	$—	$1,006,238
Banks	480,888	—	—	480,888
Capital Goods	—	3,417,497	—	3,417,497
Commercial & Professional Services	—	3,049,417	—	3,049,417
Consumer Durables & Apparel	—	877,542	—	877,542
Consumer Services	—	439,965	—	439,965
Diversified Financials	305,931	840,668	—	1,146,599
Energy	—	666,173	—	666,173
Food, Beverage & Tobacco	—	1,187,313	—	1,187,313
Health Care Equipment & Services	—	1,061,329	—	1,061,329
Household & Personal Products	—	183,464	—	183,464
Materials	—	3,099,884	—	3,099,884
Media	—	1,406,419	—	1,406,419
Pharmaceuticals, Biotechnology	515,960	2,814,735	—	3,330,695
Real Estate	—	218,210	—	218,210
Retailing	—	1,455,988	—	1,455,988
Semiconductor	—	422,046	—	422,046
Software & Services	—	5,658,771	—	5,658,771
Technology Hardware & Equipment	—	3,987,298	166,147	4,153,445
Utilities	—	199,652	—	199,652
Total	$1,434,272	$31,861,116	$166,147	$33,461,535

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $3,376,448 and transfers from Level 2 to Level 1 were $361,886. These transfers resulted primarily from changes in securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Common Stocks
Technology Hardware & Equipment
Balance as of December 31, 2014	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	101,685
Purchases	—
Sales	—
Transfers in and/or out of level 3	64,462
Balance as of September 30, 2015	$166,147

Transfers from Level 1 to Level 3 resulted primarily due to suspended trading.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Banks: 8.4%
559,394	Commercial International Bank Egypt SAE (GDR) # Reg S	$3,429,979
Capital Goods: 5.1%
383,319	El Sewedy Electric Co. *	2,101,788
Consumer Durables & Apparel: 1.0%
1,198,144	Arab Cotton Ginning Co.	413,150
Consumer Services: 0.7%
2,457,239	Egyptian for Tourism Resorts Co. *	296,214
Diversified Financials: 15.8%
3,681,958	Citadel Capital Corp. *	765,020
2,110,331	Egyptian Financial Group-Hermes Holding SAE * #	2,184,760
4,046,492	Egyptian Kuwaiti Holding Co. (USD) #	2,352,112
1,222,119	Pioneers Holding * #	1,173,539
		6,475,431
Energy: 3.1%
479,559	Petroceltic International Plc (GBP) * †	459,455
308,427	Transglobe Energy Corp. (CAD) †	802,872
		1,262,327
Food, Beverage & Tobacco: 10.7%
105,503	Edita Food Industries SAE (GDR) * # Reg S	1,911,184
2,398,873	Juhayna Food Industries	2,460,131
		4,371,315
Health Care Equipment & Services: 5.0%
326,101	Integrated Diagnostics Holdings Plc (USD) *	2,038,131
Materials: 10.3%
1,943,057	Cenatamin Plc (GBP)	1,794,603
988,839	Ezz Steel *	1,152,548
764,474	Sidi Kerir Petrochemcials Co. #	1,271,683
		4,218,834
Real Estate: 26.1%
7,824,939	Amer Group Holding #	773,545
3,603,434	Emaar Misr for Development SAE *	1,095,290
162,006	Heliopolis Housing #	833,812
624,061	Medinet Nasr Housing *	1,773,330
7,302,226	Palm Hills Developments SAE * #	1,861,934
1,145,626	Six of October Development & Investment Co. *	1,307,719
3,530,444	Talaat Moustafa Group	3,075,452
		10,721,082
Telecommunication Services: 13.5%
2,405,151	Global Telecom Holding SAE (GDR) * † # Reg S	2,765,493
13,094,517	Orascom Telecom Media and Technology Holding SAE * #	1,173,960
1,775,527	Telecom Egypt #	1,588,616
		5,528,069
Total Common Stocks (Cost: $45,481,648)		40,856,320

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.8%
Repurchase Agreements: 2.8%
$1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
157,252	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $157,252; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $160,398 including accrued interest)	157,252
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,157,252)		1,157,252
Total Investments: 102.5% (Cost: $46,638,900)		42,013,572
Liabilities in excess of other assets: (2.5)%		(1,020,071)
NET ASSETS: 100.0%		$40,993,501

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,087,964.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,320,617 which represents 52.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.7%	$709,364
Consumer Staples	10.7	4,371,315
Energy	3.1	1,262,327
Financial	50.5	20,626,492
Health Care	5.0	2,038,131
Industrials	5.2	2,101,788
Materials	10.3	4,218,834
Telecommunication Services	13.5	5,528,069
	100.0%	$40,856,320

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$3,429,979	$—	$3,429,979
Capital Goods	2,101,788	—	—	2,101,788
Consumer Durables & Apparel	413,150	—	—	413,150
Consumer Services	296,214	—	—	296,214
Diversified Financials	765,020	5,710,411	—	6,475,431
Energy	1,262,327	—	—	1,262,327
Food, Beverage & Tobacco	2,460,131	1,911,184	—	4,371,315
Health Care Equipment & Services	2,038,131	—	—	2,038,131
Materials	2,947,151	1,271,683	—	4,218,834
Real Estate	7,251,791	3,469,291	—	10,721,082
Telecommunication Services	—	5,528,069	—	5,528,069
Repurchase Agreements	—	1,157,252	—	1,157,252
Total	$19,535,703	$22,477,869	$—	$42,013,572

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $3,730,584 and transfers from Level 2 to Level 1 were $21,268,265. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Bahrain: 2.3%
1,028,908	Al Salam Bank-Bahrain BSC (AED) #	$288,836
Kuwait: 21.4%
71,234	Boubyan Bank KSC #	95,628
52,848	Boubyan Petrochemicals Co.	94,403
68,315	Burgan Bank #	87,033
174,461	Commercial Real Estate Co. KSCC #	47,490
177,815	Gulf Bank KSC * #	159,128
277,972	Kuwait Finance House #	525,103
58,043	Kuwait International Bank KSCP #	43,819
50,875	Kuwait Investment Projects Co. KSCC #	99,475
48,551	Mabanee Co. SAKC #	138,362
257,574	Mobile Telecommunications Co. KSC #	336,951
293,996	National Bank of Kuwait SAK #	788,831
116,564	National Industries Group Holding SA #	56,351
83,678	Public Warehousing Co. KSC #	155,186
36,267	VIVA Kuwait Telecom Co. * #	103,344
		2,731,104
Oman: 10.0%
383,996	Bank Muscat SAOG #	545,690
125,663	Oman Telecommunications Co. #	527,444
100,163	Omani Qatari Telecommunications Co. SAOG #	198,002
		1,271,136
Qatar: 25.8%
8,531	Barwa Real Estate Co. QSC #	100,351
7,161	Commercial Bank of Qatar QSC #	111,078
5,665	Doha Bank QSC #	78,182
13,957	Ezdan Holding Group QSC #	71,853
4,074	Gulf International Services QSC #	72,950
13,264	Industries Qatar QSC #	449,018
32,229	Masraf Al Rayan QSC #	381,273
27,544	Mesaieed Petrochemical Holding Co. #	160,544
2,412	Qatar Electricity & Water Co. QSC	138,678
1,852	Qatar Fuel Co. #	77,367
12,278	Qatar Gas Transport Co. Ltd. Nakilat #	75,181
4,048	Qatar Insurance Co. SAQ	103,477
3,319	Qatar International Islamic Bank #	68,227
5,181	Qatar Islamic Bank SAQ #	162,890
15,341	Qatar National Bank SAQ #	790,687
2,511	Qatar Navigation QSC #	67,558
10,113	Qatar Telecom (Qtel) QSC #	214,138
7,763	United Development Co. #	49,959
28,173	Vodafone Qatar QSC #	105,278
		3,278,689
South Korea: 2.6%
12,796	Samsung Engineering Co. Ltd. * #	330,884
United Arab Emirates: 35.0%
251,037	Abu Dhabi Commercial Bank #	524,840
293,109	Air Arabia PJSC #	111,921
403,136	Aldar Properties PJSC #	265,590
289,866	Arabtec Holding Co. PJSC * #	146,583
217,138	DAMAC Properties Dubai Co. PJSC #	180,532
437,210	Dana Gas PJSC * #	65,563
21,278	DP World Ltd. (USD) #	452,505
205,089	Dubai Financial Market PJSC #	94,441
181,676	Dubai Investments PJSC #	118,027
126,699	Dubai Islamic Bank #	231,943
250,228	Emaar Malls Group PJSC * #	211,343
449,694	Emaar Properties PJSC #	796,979
144,204	First Gulf Bank PJSC #	548,524
23,185	Lamprell Plc (GBP) * #	40,105
166,947	National Bank of Abu Dhabi PJSC #	433,644
141,072	Union National Bank of Abu Dhabi PJSC #	236,768
		4,459,308
United States: 2.5%
74,103	McDermott International, Inc. *	318,643
Total Common Stocks (Cost: $10,109,952)		12,678,600

Principal Amount
CONVERTIBLE BONDS: 0.4%
Oman: 0.4%
$82,455	Bank Muscat SAOG 3.50%, 03/19/18 §	20,335
20,696	Bank Muscat SAOG 4.50%, 03/20/16 §	5,803
93,424	Bank Muscat SAOG 4.50%, 03/20/17 §	24,253
Total Convertible Bonds (Cost: $30,179)		50,391
Total Investments: 100.0% (Cost: $10,140,131)		12,728,991
Other assets less liabilities: 0.0%		5,215
NET ASSETS: 100.0%		$12,734,206

AED	United Arab Emirates Dirham
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,023,399 which represents 94.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $50,391 which represents 0.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	5.1%	$649,809
Financial	66.2	8,430,394
Industrials	13.9	1,770,006
Materials	2.0	254,947
Telecommunication Services	11.7	1,485,157
Utilities	1.1	138,678
	100.0%	$12,728,991

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bahrain	$—	$288,836	$—	$288,836
Kuwait	94,403	2,636,701	—	2,731,104
Oman	—	1,271,136	—	1,271,136
Qatar	242,155	3,036,534	—	3,278,689
South Korea	—	330,884	—	330,884
United Arab Emirates	—	4,459,308	—	4,459,308
United States	318,643	—	—	318,643
Convertible Bonds*	—	50,391	—	50,391
Total	$655,201	$12,073,790	$—	$12,728,991

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $605,743 and transfers from Level 2 to Level 1 were $399,236. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 2.7%
1,174,338	Amtek Auto Ltd. #	$790,320
55,040	Atul Auto Ltd. #	388,320
156,422	Ceat Ltd. #	3,063,765
568,923	JK Tyre & Industries Ltd. #	890,185
		5,132,590
Banks: 10.6%
1,074,905	Allahabad Bank #	1,261,278
1,260,114	Andhra Bank #	1,290,817
1,172,957	Dena Bank #	713,289
1,451,157	Development Credit Bank Ltd. * #	3,178,482
1,829,282	Dewan Housing Finance Corp. Ltd. #	6,144,685
1,807,551	Indian Overseas Bank * #	1,000,501
965,112	Karnataka Bank Ltd. #	1,867,107
374,727	Lakshmi Vilas Bank Ltd. #	484,359
626,765	Oriental Bank of Commerce #	1,250,594
6,914,469	South Indian Bank Ltd. #	2,392,595
1,706,005	Vijaya Bank Ltd. #	892,801
		20,476,508
Capital Goods: 15.4%
135,208	ABG Shipyard Ltd. * #	284,776
104,459	BEML Ltd. #	1,986,092
181,005	BGR Energy Systems Ltd. #	293,528
557,284	Century Plyboards India Ltd. #	1,325,613
627,737	Escorts Ltd. #	1,469,346
383,622	Finolex Cables Ltd. #	1,370,199
32,690	Force Motors Ltd. #	1,177,368
3,908,773	Hindustan Construction Co. Ltd. * #	1,116,044
2,778,726	Jain Irrigation Systems Ltd. #	2,722,647
11,440,125	Jaiprakash Associates Ltd. * #	1,979,028
3,483,902	Jaypee Infratech Ltd. * #	710,016
6,231,069	Lanco Infratech Ltd. * #	471,805
2,730,816	Nagarjuna Construction Co. Ltd. #	3,122,355
1,846,648	Pipavav Defence & Offshore Engineering Co. Ltd. * #	1,659,040
446,218	Praj Industries Ltd. #	565,365
3,173,605	Sintex Industries Ltd. #	5,110,240
62,707	State Trading Corp. India of Ltd. * #	151,835
989,806	Sterlite Technologies Ltd. #	1,337,896
526,911	Texmaco Rail & Engineering Ltd. #	925,790
170,566	Timken India Ltd. #	1,562,725
289,423	Titagarh Wagons Ltd. #	455,505
		29,797,213
Consumer Durables & Apparel: 4.5%
7,053,480	Alok Industries Ltd. * #	660,022
253,028	Bajaj Electricals Ltd. #	966,754
518,058	Bombay Dyeing & Manufacturing Co. Ltd. #	501,372
68,204	Hitachi Home & Life Solutions India Ltd. #	1,482,294
119,146	Kitex Garments Ltd. #	1,543,487
54,512	Monte Carlo Fashions Ltd. #	363,808
153,963	Raymond Ltd. #	1,004,486
29,199	TTK Prestige Ltd. #	1,674,588
354,469	VIP Industries Ltd. #	436,067
		8,632,878
Consumer Services: 2.1%
200,409	Adlabs Entertainment Ltd. * #	344,468
814,003	Cox & Kings Ltd. #	2,562,701
32,349	Kaya Ltd. *	503,223
141,721	Wonderla Holidays Ltd. #	629,488
		4,039,880
Consumer, Cyclical: 0.2%
275,341	Kesoram Industries Ltd. * #	329,391
Diversified Financials: 13.3%
197,001	Credit Analysis & Research Ltd. #	3,361,878
219,016	Future Capital Holdings Ltd. #	1,236,625
7,643,047	IFCI Ltd. #	2,522,570
1,399,659	India Infoline Ltd.	4,040,758
1,978,075	JM Financial Ltd. #	1,313,893
27,843	JSW Holdings Ltd. * #	402,017
3,780,460	Manappuram Finance Ltd. #	1,388,976
1,409,890	PTC India Financial Services Ltd. #	975,305
319,400	Repco Home Finance Ltd. #	3,589,037
979,213	SKS Microfinance Ltd. * #	6,066,375
1,156,746	SREI Infrastructure Finance Ltd. #	779,423
		25,676,857
Energy: 0.3%
146,399	Aban Offshore Ltd. #	514,676
Food, Beverage & Tobacco: 3.6%
5,036,354	Bajaj Hindusthan Ltd. * #	1,076,492
1,407,841	Balrampur Chini Mills Ltd. * #	1,132,118
267,036	Kaveri Seed Co Ltd #	1,729,042
115,090	Manpasand Beverages Ltd.	696,957
457,586	McLeod Russel India Ltd. #	1,076,142
556,176	Radico Khaitan Ltd. #	716,747
4,368,308	Shree Renuka Sugars Ltd. * #	480,096
		6,907,594
Household & Personal Products: 0.4%
182,323	Eveready Industries India Ltd. #	806,821
Materials: 8.9%
99,757	Andhra Pradesh Paper Mills * #	412,458
74,401	Atul Ltd. #	1,771,741
254,635	Century Textile & Industries Ltd. #	2,017,468
1,043,890	Chambal Fertilizers & Chemicals Ltd. #	933,566
120,579	Ess Dee Aluminium Ltd. * #	500,802
1,284,175	India Cements Ltd. * #	1,535,045
503,562	Jai Corp. Ltd. #	410,759
1,241,277	Jindal Saw Ltd. #	1,212,035
295,156	JK Lakshmi Cement Ltd.	1,676,778
43,300	Monsanto India Ltd. #	1,719,945
487,792	Rallis India Ltd. #	1,630,485
807,227	Rashtriya Chemicals & Fertilizers Ltd. #	590,268
226,303	Sharda Cropchem Ltd. #	976,663
38,630	Tata Sponge Iron Ltd. #	266,659
880,176	Welspun Corp. Ltd. #	1,548,686
		17,203,358
Media: 4.1%
819,469	DEN Networks Ltd. * #	1,514,002
234,407	Eros International Media Ltd. * #	1,888,507
180,004	PVR Ltd. #	2,240,517
4,300,179	TV18 Broadcast Ltd. * #	2,317,815
		7,960,841
Pharmaceuticals, Biotechnology: 5.5%
202,415	Dishman Pharmaceuticals & Chemicals Ltd. #	990,166
513,608	Granules India Ltd. #	1,104,304
1,967,830	Marksans Pharma Ltd. #	3,121,688
83,363	Natco Pharma Ltd. #	3,136,098
532,111	Suven Life Sciences Ltd. #	2,168,709
		10,520,965
Real Estate: 5.4%
1,141,139	Anant Raj Industries Ltd. #	627,848
610,174	DB Realty Ltd. * #	563,756
578,580	Delta Corp. Ltd. #	679,167
1,795,457	Housing Development & Infrastructure Ltd. * #	2,021,941
2,991,601	Indiabulls Real Estate Ltd. * #	2,925,821
458,773	OMAXE Ltd. #	937,158
286,972	Sobha Developers Ltd. #	1,219,416
15,029,580	Unitech Ltd. * #	1,415,039
		10,390,146
Retailing: 3.3%
974,038	Future Retail Ltd. #	1,816,568
157,977	Makemytrip Ltd. (USD) *	2,172,184
449,241	PC Jeweller Ltd. #	2,425,792
		6,414,544
Software & Services: 8.3%
1,680,513	Firstsource Solutions Ltd. * #	677,734
978,458	HCL Infosystems Ltd. * #	542,957
252,109	Intellect Design Arena Ltd. * #	666,791
1,401,167	KPIT Cummins Infosystems Ltd. #	2,290,119
248,929	NIIT Technologies Ltd. #	1,797,428
492,227	Polaris Software Lab Ltd. #	1,490,654
741,889	Rolta India Ltd. #	1,156,732
307,019	Take Solutions Ltd. #	734,865
78,104	Tata Elxsi Ltd. #	2,248,110
2,265,727	Vakrangee Software Ltd. #	4,429,843
		16,035,233
Technology Hardware & Equipment: 0.8%
205,246	Astra Microwave Products Ltd. #	353,501
710,255	Redington India Ltd. #	1,195,531
		1,549,032
Telecommunication Services: 1.0%
6,347,063	Himachal Futuristic Communications Ltd. * #	1,600,411
1,580,248	Mahanagar Telephone Nigam Ltd. * #	387,021
		1,987,432
Transportation: 5.0%
43,897	Dredging Corp. of India Ltd. #	223,783
545,450	Gateway Distriparks Ltd.	2,966,985
219,422	Gati Ltd. #	465,005
6,436,914	GVK Power & Infrastructure Ltd. * #	761,366
284,939	Jet Airways India Ltd. * #	1,410,740
1,071,011	Shipping Corp of India Ltd. * #	1,241,099
419,044	Snowman Logistics Ltd. #	607,171
1,503,617	SpiceJet Ltd. * #	622,182
228,870	VRL Logistics Ltd. * #	1,379,862
		9,678,193
Utilities: 4.4%
94,484	BF Utilities Ltd. * #	677,009
351,168	Indraprastha Gas Ltd. #	2,560,049
7,369,478	Jaiprakash Power Ventures Ltd. * #	787,580
1,856,214	PTC India Ltd. #	1,690,097
278,887	VA Tech Wabag Ltd. #	2,829,524
		8,544,259
Total Common Stocks (Cost: $171,775,918)		192,598,411
MONEY MARKET FUND: 1.6% (Cost: $3,165,837)
3,165,837	Dreyfus Government Cash Management Fund	3,165,837
Total Investments: 101.4% (Cost: $174,941,755)		195,764,248
Liabilities in excess of other assets: (1.4)%		(2,778,327)
NET ASSETS: 100.0%		$192,985,921

USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $180,541,526 which represents 93.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	16.6%	$32,510,124
Consumer Staples	3.9	7,714,415
Energy	0.3	514,676
Financial	28.9	56,543,511
Health Care	5.4	10,520,965
Industrials	20.5	40,152,415
Information Technology	9.0	17,584,265
Materials	8.8	17,203,358
Telecommunication Services	1.0	1,987,432
Utilities	4.0	7,867,250
Money Market Fund	1.6	3,165,837
	100.0%	$195,764,248

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$5,132,590	$—	$5,132,590
Banks	—	20,476,508	—	20,476,508
Capital Goods	—	29,797,213	—	29,797,213
Consumer Durables & Apparel	—	8,632,878	—	8,632,878
Consumer Services	503,223	3,536,657	—	4,039,880
Consumer, Cyclical	—	329,391	—	329,391
Diversified Financials	4,040,758	21,636,099	—	25,676,857
Energy	—	514,676	—	514,676
Food, Beverage & Tobacco	696,957	6,210,637	—	6,907,594
Household & Personal Products	—	806,821	—	806,821
Materials	1,676,778	15,526,580	—	17,203,358
Media	—	7,960,841	—	7,960,841
Pharmaceuticals, Biotechnology	—	10,520,965	—	10,520,965
Real Estate	—	10,390,146	—	10,390,146
Retailing	2,172,184	4,242,360	—	6,414,544
Software & Services	—	16,035,233	—	16,035,233
Technology Hardware & Equipment	—	1,549,032	—	1,549,032
Telecommunication Services	—	1,987,432	—	1,987,432
Transportation	2,966,985	6,711,208	—	9,678,193
Utilities	—	8,544,259	—	8,544,259
Money Market Fund	3,165,837	—	—	3,165,837
Total	$15,222,722	$180,541,526	$—	$195,764,248

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $11,315,310 and transfers from Level 2 to Level 1 were $8,153,373. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Automobiles & Components: 6.2%
13,139,700	Astra International Tbk PT #	$4,706,484
Banks: 24.4%
7,681,300	Bank Central Asia Tbk PT #	6,449,040
2,938,548	Bank Danamon Indonesia Tbk PT #	581,585
7,896,451	Bank Mandiri Persero Tbk PT #	4,283,425
9,529,732	Bank Negara Indonesia Persero Tbk PT #	2,699,723
7,498,700	Bank Rakyat Indonesia Tbk PT #	4,439,950
		18,453,723
Capital Goods: 6.0%
3,031,600	Pembangunan Perumahan Persero Tbk PT #	719,318
1,953,769	United Tractors Tbk PT #	2,338,879
5,362,888	Waskita Karya Persero Tbk PT #	569,086
5,263,600	Wijaya Karya Persero Tbk PT #	933,256
		4,560,539
Diversified Financials: 1.9%
2,291,250	First Pacific Company Ltd. (HKD) #	1,399,858
Energy: 4.0%
20,431,600	Adaro Energy Tbk PT #	749,273
2,869,850	Banpu PCL (NVDR) (THB) † #	1,583,006
505,200	Indo Tambangraya Megah Tbk PT #	342,214
853,600	Tambang Batubara Bukit Asam Tbk PT #	328,745
		3,003,238
Food, Beverage & Tobacco: 12.8%
402,300	Astra Agro Lestari Tbk PT #	499,080
9,217,700	Charoen Pokphand Indonesia Tbk PT #	1,262,176
13,693,700	Eagle High Plantations Tbk PT #	189,098
627,300	First Resources Ltd. (SGD) #	723,535
7,158,500	Golden Agri-Resources Ltd. (SGD) #	1,665,264
589,900	Gudang Garam Tbk PT #	1,693,423
1,415,400	Indofood Cbp Sukses Makmur Tbk PT #	1,200,276
5,608,500	Indofood Sukses Makmur Tbk PT #	2,110,728
3,573,600	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	339,085
		9,682,665
Household & Personal Products: 5.0%
1,461,800	Unilever Indonesia Tbk PT #	3,797,219
Insurance: 0.3%
16,772,600	Panin Financial Tbk PT * #	220,325
Materials: 7.5%
19,342,200	G-Resources Group Ltd. (HKD) #	503,790
12,163,500	Hanson International Tbk PT * #	577,705
1,693,100	Indocement Tunggal Prakarsa Tbk PT #	1,906,442
2,665,500	International Nickel Indonesia Tbk PT #	399,144
3,712,900	Semen Gresik Persero Tbk PT #	2,296,288
		5,683,369
Media: 0.9%
3,627,900	Global Mediacom Tbk PT #	233,443
3,647,800	Media Nusantara Citra Tbk PT #	409,656
		643,099
Pharmaceuticals, Biotechnology: 3.2%
25,750,500	Kalbe Farma Tbk PT #	2,422,943
Real Estate: 6.3%
12,300,300	Alam Sutera Realty Tbk PT #	266,416
12,294,000	Bumi Serpong Damai Tbk PT #	1,183,670
10,968,319	Ciputra Development Tbk PT #	613,217
23,291,300	Lippo Karawaci Tbk PT #	1,799,158
11,427,300	Summarecon Agung Tbk PT #	877,618
		4,740,079
Retailing: 6.7%
106,088	Jardine Cycle & Carriage Ltd. (SGD) #	2,017,324
2,758,700	Matahari Department Store Tbk PT #	3,047,016
		5,064,340
Telecommunication Services: 10.4%
168,489	Telekomunikasi Indonesia Tbk PT (ADR)	6,006,633
2,573,700	Tower Bersama Infrastructure Tbk PT * #	1,150,931
3,709,900	XL Axiata Tbk PT * #	663,666
		7,821,230
Transportation: 1.1%
2,606,000	Jasa Marga Persero Tbk PT #	861,020
Utilities: 2.7%
11,768,200	Perusahaan Gas Negara Tbk PT #	2,036,373
Total Common Stocks (Cost: $136,893,304)		75,096,504
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $707,370)
Real Estate: 0.6%
2,212,300	Lippo Malls Indonesia Retail Trust	497,880
MONEY MARKET FUND: 0.0% (Cost: $21,845)
21,845	Dreyfus Government Cash Management Fund	21,845
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $137,622,519)		75,616,229

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8% (Cost: $598,019)
Repurchase Agreement: 0.8%
$598,019	Repurchase agreement dated 9/30/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc., 0.13%, due 10/1/15, proceeds $598,021; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 10/20/41 to 5/20/45, valued at $609,979 including accrued interest)	598,019
Total Investments: 100.8% (Cost: $138,220,538)		76,214,248
Liabilities in excess of other assets: (0.8)%		(637,351)
NET ASSETS: 100.0%		$75,576,897

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $547,848.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $69,089,871 which represents 91.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	13.8%	$10,413,923
Consumer Staples	17.8	13,479,884
Energy	4.0	3,003,238
Financial	33.5	25,311,865
Health Care	3.2	2,422,943
Industrials	7.2	5,421,559
Materials	7.5	5,683,369
Telecommunication Services	10.3	7,821,230
Utilities	2.7	2,036,373
Money Market Fund	0.0	21,845
	100.0%	$75,616,229

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$4,706,484	$—	$4,706,484
Banks	—	18,453,723	—	18,453,723
Capital Goods	—	4,560,539	—	4,560,539
Diversified Financials	—	1,399,858	—	1,399,858
Energy	—	3,003,238	—	3,003,238
Food, Beverage & Tobacco	—	9,682,665	—	9,682,665
Household & Personal Products	—	3,797,219	—	3,797,219
Insurance	—	220,325	—	220,325
Materials	—	5,683,369	—	5,683,369
Media	—	643,099	—	643,099
Pharmaceuticals, Biotechnology	—	2,422,943	—	2,422,943
Real Estate	—	4,740,079	—	4,740,079
Retailing	—	5,064,340	—	5,064,340
Telecommunication Services	6,006,633	1,814,597	—	7,821,230
Transportation	—	861,020	—	861,020
Utilities	—	2,036,373	—	2,036,373
Real Estate Investment Trust
Real Estate	497,880	—	—	497,880
Money Market Fund	21,845	—	—	21,845
Repurchase Agreement	—	598,019	—	598,019
Total	$6,526,358	$69,687,890	$—	$76,214,248

There were no transfers between levels during the period ended September 30, 2015.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.1%
Banks: 10.2%
5,740,400	Bank Bukopin Tbk #	$247,235
11,544,500	Bank Pembangunan Daerah Jawa Timur Tbk PT #	279,429
		526,664
Capital Goods: 15.5%
1,445,200	Adhi Karya Persero Tbk PT #	222,703
1,110,500	Garuda Metalindo Tbk PT *	76,560
6,504,200	Sitara Propertindo Tbk PT * #	210,625
4,574,800	Surya Semesta Internusa Tbk PT #	211,198
1,938,800	Total Bangun Persada Tbk PT #	77,625
		798,711
Energy: 12.2%
7,564,700	Berau Coal Energy Tbk PT * #	0
3,688,600	Elnusa Tbk PT #	84,443
49,354,300	Energi Mega Persada Tbk PT * #	172,214
1,791,600	Energy Earth PCL (NVDR) (THB) #	246,197
748,600	Geo Energy Resources Ltd (SGD) *	57,386
2,229,700	Soechi Lines Tbk PT * #	70,485
		630,725
Food, Beverage & Tobacco: 3.7%
1,931,700	Tiga Pilar Sejahtera Food Tbk #	191,446
Materials: 1.9%
6,822,800	Sekawan Intipratama Tbk PT * #	98,322
Media: 2.2%
5,200,600	Visi Media Asia Tbk PT * #	113,591
Real Estate: 39.1%
6,399,300	Bekasi Fajar Industrial Estate Tbk PT #	120,846
4,352,565	Ciputra Property Tbk PT #	98,601
5,957,500	Eureka Prima Jakarta Tbk PT * #	221,711
8,349,400	Intiland Development Tbk PT #	334,543
26,106,201	Kawasan Industri Jababeka Tbk PT #	285,940
637,600	Lippo Cikarang Tbk PT * #	291,145
14,053,800	Modernland Realty Tbk PT #	416,903
11,507,000	Nirvana Development Tbk PT * #	109,139
27,768,500	Sentul City Tbk PT #	142,679
		2,021,507
Retailing: 4.1%
10,166,100	Multipolar Tbk PT #	214,013
Technology Hardware & Equipment: 5.4%
1,832,000	Erajaya Swasembada Tbk PT #	70,172
6,864,900	Sigmagold Inti Perkasa Tbk PT * #	207,605
		277,777
Transportation: 2.8%
1,491,000	Express Transindo Utama Tbk PT * #	30,377
11,550,000	Nusantara Infrastructure Tbk PT * #	112,981
		143,358
Total Common Stocks (Cost: $8,447,657)		5,016,114
Other assets less liabilities: 2.9%		150,755
NET ASSETS: 100.0%		$5,166,869

NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,882,168 which represents 94.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	6.5%	$327,604
Consumer Staples	3.8	191,446
Energy	12.6	630,725
Financial	50.8	2,548,171
Industrials	18.8	942,069
Information Technology	5.5	277,777
Materials	2.0	98,322
	100.0%	$5,016,114

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$526,664	$—	$526,664
Capital Goods	76,560	722,151	—	798,711
Energy	57,386	573,339	—	630,725
Food, Beverage & Tobacco	—	191,446	—	191,446
Materials	—	98,322	—	98,322
Media	—	113,591	—	113,591
Real Estate	—	2,021,507	—	2,021,507
Retailing	—	214,013	—	214,013
Technology Hardware & Equipment	—	277,777	—	277,777
Transportation	—	143,358	—	143,358
Total	$133,946	$4,882,168	$—	$5,016,114

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $171,100. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Banks: 9.5%
336,366	Bank Hapoalim BM #	$1,691,796
437,355	Bank Leumi Le-Israel BM * #	1,631,689
8,436	FIBI Holdings Ltd. #	121,510
13,461	First International Bank of Israel Ltd. #	167,213
351,969	Israel Discount Bank Ltd. * #	643,211
46,068	Mizrahi Tefahot Bank Ltd. #	544,465
		4,799,884
Capital Goods: 3.3%
8,598	Caesarstone Sdot-Yam Ltd. (USD)	261,379
50,660	Discount Investment Corp. #	90,124
8,325	Elbit Systems Ltd. † #	615,105
1,221	Electra Ltd. #	150,847
8,684	Kornit Digital Ltd. (USD) *	109,679
114,300	Sarine Technologies Ltd. (SGD)	136,655
69,348	Shapir Engineering and Industry Ltd. #	112,228
102,135	Shikun & Binui Ltd. #	185,788
		1,661,805
Consumer Durables & Apparel: 0.8%
5,444	Delta-Galil Industries Ltd. #	163,334
6,115	Fox Wizel Ltd. #	110,910
10,143	SodaStream International Ltd. (USD) * †	139,568
		413,812
Consumer Services: 0.4%
78,750	888 Holdings Plc (GBP) #	196,842
Diversified Financials: 0.6%
5,379	Mivtach Shamir Holdings Ltd. #	107,813
37,899	Plus500 Ltd. (GBP) #	212,953
		320,766
Energy: 3.7%
14,290	Alon USA Energy, Inc. (USD)	258,220
358	Delek Energy Systems Ltd. * #	145,032
1,630	Delek Group Ltd. #	356,134
17,211	Delek US Holdings, Inc. (USD)	476,745
576,113	Oil Refineries Ltd. * #	211,501
2,776	Paz Oil Co. Ltd. #	412,154
		1,859,786
Food & Staples Retailing: 0.6%
4,351	Rami Levi Chain Stores Hashikma Marketing Ltd. #	186,121
54,756	Shufersal Ltd. * #	130,076
		316,197
Food, Beverage & Tobacco: 1.0%
14,463	Osem Investments Ltd. #	278,997
17,274	Strauss Group Ltd. * #	231,699
		510,696
Health Care Equipment & Services: 0.8%
15,299	Brainsway Ltd. * #	84,081
25,098	Mazor Robotics Ltd. * #	136,274
8,499	ReWalk Robotics Ltd. (USD) * †	64,762
18,632	Syneron Medical Ltd. (USD) *	133,219
		418,336
Insurance: 1.7%
13,059	Clal Insurance Enterprises Holdings Ltd. * #	193,302
52,405	Harel Insurance Investments & Financial Services Ltd. #	217,710
15,968	Menorah Mivtachim Holdings Ltd. #	139,418
173,840	Migdal Insurance & Financial Holding Ltd. #	157,976
50,736	Phoenix Holdings Ltd. #	134,305
		842,711
Materials: 3.4%
13,540	Frutarom Industries Ltd. #	512,103
171,608	Israel Chemicals Ltd. #	882,641
1,387	Israel Corp. Ltd. #	332,436
		1,727,180
Pharmaceuticals, Biotechnology: 30.9%
15,623	Alcobra Ltd. (USD) *	94,363
57,615	BioLine RX Ltd. * #	89,419
26,756	Compugen Ltd. (USD) * †	138,328
13,639	Enzymotec Ltd. (USD) *	123,433
15,939	Evogene Ltd. * #	131,180
12,901	Foamix Pharmaceuticals Ltd. (USD) *	94,564
27,875	Kamada Ltd. * #	95,641
8,298	MacroCure Ltd. (USD) *	27,964
17,589	Medgenics, Inc. (USD) * †	137,546
7,158	Neuroderm Ltd. (USD) *	147,956
84,279	Opko Health, Inc. (USD) *	708,786
38,794	Perrigo Co. Plc (USD)	6,101,132
52,328	Pluristem Therapeutics, Inc. (USD) *	95,237
66,791	Protalix BioTherapeutics, Inc. (USD) *	78,813
8,451	Redhill Biopharma Ltd. (ADR) * †	109,102
4,703	Taro Pharmaceutical Industries Ltd. (USD) *	672,012
118,753	Teva Pharmaceutical Industries Ltd. #	6,707,887
		15,553,363
Real Estate: 5.1%
130,262	Africa Israel Investments Ltd. * #	84,476
9,723	Africa Israel Properties Ltd. #	127,488
60,334	Amot Investments Ltd. #	185,830
11,761	Azrieli Group #	469,938
475	Bayside Land Corp. #	139,731
2,661	Big Shopping Centers Ltd. #	131,092
3,797	Blue Square Real Estate Ltd. #	116,131
32,442	Gazit-Globe Ltd. † #	324,958
104,945	Industrial Buildings Corp. #	106,698
29,993	Jerusalem Economy Ltd. * #	81,358
4,849	Jerusalem Oil Exploration * #	188,592
7,309	Melisron Ltd. #	271,885
13,337	Nitsba Holdings Ltd. * #	234,938
1,585	Property & Building Corp. *	103,987
		2,567,102
Retailing: 0.4%
18,445	Delek Automotive Systems Ltd. #	173,027
Semiconductor: 3.5%
9,616	Ceva, Inc. (USD) *	178,569
14,410	DSP Group, Inc. (USD) *	131,275
14,672	EZchip Semiconductor Ltd. * #	329,371
14,041	Mellanox Technologies Ltd. (USD) *	530,609
15,358	Nova Measuring Instruments Ltd. * #	148,497
4,407	SolarEdge Technologies, Inc. (USD) *	101,008
28,380	Tower Semiconductor Ltd. (USD) * †	365,251
		1,784,580
Software & Services: 25.8%
20,240	Allot Communications Ltd. (USD) * †	99,378
49,345	Amdocs Ltd. (USD)	2,806,744
10,428	Attunity Ltd. (USD) *	142,551
43,094	Check Point Software Technologies Ltd. (USD) * †	3,418,647
71,402	Crossrider Plc (GBP) *	69,761
4,761	CyberArk Software Ltd. (USD) * †	238,717
5,696	Formula Systems Ltd. #	158,303
9,414	Imperva, Inc. (USD) *	616,429
25,521	LivePerson, Inc. (USD) *	192,939
26,360	Magic Software Enterprises Ltd. (USD)	143,135
58,390	Matomy Media Group Ltd. (GBP) *	97,291
25,697	Matrix IT Ltd. #	151,383
46,790	Mobileye NV (USD) * †	2,128,009
19,699	NICE Systems Ltd. #	1,102,771
36,531	Perion Network Ltd. (USD) *	76,715
35,428	SafeCharge International Group Ltd. (GBP)	147,578
16,721	Sapiens International Corp. NV (USD)	192,626
6,657	Varonis Systems, Inc. (USD) *	103,716
19,656	Verint Systems, Inc. (USD) *	848,156
14,791	Wix.com Ltd. (USD) *	257,659
		12,992,508
Technology Hardware & Equipment: 3.6%
38,038	AudioCodes Ltd. (USD) *	123,623
89,872	Ceragon Networks Ltd. (USD) *	140,200
8,656	Ituran Location and Control Ltd. #	178,077
15,566	Orbotech Ltd. (USD) *	240,495
16,801	Radware Ltd. (USD) *	273,184
3,735	Silicom Ltd. (USD) †	100,920
16,600	Stratasys Ltd. (USD) * †	439,734
9,348	SuperCom Ltd. (USD) *	74,784
46,133	Telit Communications Plc (GBP) *	236,194
		1,807,211
Telecommunication Services: 3.6%
664,996	Bezeq The Israeli Telecommunication Corp. Ltd. #	1,272,037
39,501	Cellcom Israel Ltd. * † #	247,965
67,271	Partner Communications Co. Ltd. * † #	266,884
		1,786,886
Utilities: 0.9%
13,107	Ormat Technologies, Inc. (USD)	446,031
Total Common Stocks (Cost: $55,492,041)		50,178,723
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $296,245)
Real Estate: 0.6%
40,322	Alony Hetz Properties & Investments Ltd. #	290,707
WARRANTS: 0.0%
Industrial: 0.6%
11,348	Discount Investment Corp Ltd. Warrants (ILS 653.00, expiring 12/12/15) *	2,296
10,335	Discount Investment Corp Ltd. Warrants (ILS 718.30, expiring 12/21/16) *	3,160
10,335	Discount Investment Corp Ltd. Warrants (ILS 783.60, expiring 12/21/17) *	4,337
10,335	Discount Investment Corp Ltd. Warrants (ILS 848.90, expiring 12/21/18) *	4,819
Total Warrants (Cost: $20,781)		14,612
MONEY MARKET FUND: 0.0% (Cost: $6,491)
6,491	Dreyfus Government Cash Management Fund	6,491
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $55,815,558)		50,490,533

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.8%
Repurchase Agreements: 6.8%
$1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with RBC Capital Markets, LLC, 0.10%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 1.88% to 7.00%, due 4/20/25 to 5/20/65, valued at $1,020,000 including accrued interest)	1,000,000
399,776	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $399,777; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $407,773 including accrued interest)	399,776
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,399,776)		3,399,776
Total Investments: 107.0% (Cost: $59,215,334)		53,890,309
Liabilities in excess of other assets: (7.0)%		(3,507,043)
NET ASSETS: 100.0%		$50,383,266

ADR	American Depositary Receipt
GBP	British Pound
ILS	Israeli Sheqel
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,397,866.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,294,052 which represents 50.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.6%	$783,681
Consumer Staples	1.6	826,893
Energy	3.7	1,859,786
Financial	17.5	8,821,170
Health Care	31.6	15,971,699
Industrials	3.3	1,676,417
Information Technology	32.9	16,584,299
Materials	3.4	1,727,180
Telecommunication Services	3.5	1,786,886
Utilities	0.9	446,031
Money Market Fund	0.0	6,491
	100.0%	$50,490,533

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,799,884	$—	$4,799,884
Capital Goods	507,713	1,154,092	—	1,661,805
Consumer Durables & Apparel	139,568	274,244	—	413,812
Consumer Services	—	196,842	—	196,842
Diversified Financials	—	320,766	—	320,766
Energy	734,965	1,124,821	—	1,859,786
Food & Staples Retailing	—	316,197	—	316,197
Food, Beverage & Tobacco	—	510,696	—	510,696
Health Care Equipment & Services	197,981	220,355	—	418,336
Insurance	—	842,711	—	842,711
Materials	—	1,727,180	—	1,727,180
Pharmaceuticals, Biotechnology	8,529,236	7,024,127	—	15,553,363
Real Estate	103,987	2,463,115	—	2,567,102
Retailing	—	173,027	—	173,027
Semiconductor	1,306,712	477,868	—	1,784,580
Software & Services	11,580,051	1,412,457	—	12,992,508
Technology Hardware & Equipment	1,629,134	178,077	—	1,807,211
Telecommunication Services	—	1,786,886	—	1,786,886
Utilities	446,031	—	—	446,031
Real Estate Investment Trust
Real Estate	—	290,707	—	290,707
Warrants
Industrial	14,612	—	—	14,612
Money Market Fund	6,491	—	—	6,491
Repurchase Agreements	—	3,399,776	—	3,399,776
Total	$25,196,481	$28,693,828	$—	$53,890,309

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $527,616 and transfers from Level 2 to Level 1 were $198,118. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 33.8%
34,871	Alior Bank SA * #	$727,293
22,389	Bank Handlowy w Warszawie SA #	476,785
299,318	Bank Millennium SA * † #	463,195
36,604	Bank Pekao SA #	1,486,829
10,820	Bank Zachodni WBK SA * #	836,380
7,236	BRE Bank SA * #	661,017
544,929	Get Bank SA * #	123,439
173,948	PKO Bank Polski SA * #	1,347,953
		6,122,891
Consumer Durables & Apparel: 3.0%
12,622	NG2 SA #	544,869
Energy: 14.8%
50,686	Grupa Lotos SA * #	372,549
16,319	Lubelski Wegiel Bogdanka SA #	243,601
64,904	Polski Koncern Naftowy Orlen SA † #	1,132,492
545,971	Polskie Gornictwo Naftowe I Gazownictwo SA #	937,955
		2,686,597
Food & Staples Retailing: 7.8%
48,477	Eurocash SA #	570,562
61,973	Jeronimo Martins, SGPS SA (EUR) #	835,547
		1,406,109
Insurance: 7.5%
13,184	Powszechny Zaklad Ubezpieczen SA † #	1,352,801
Materials: 8.1%
36,214	Jastrzebska Spolka Weglowa SA * † #	108,706
46,951	KGHM Polska Miedz SA #	1,013,571
344,648	Synthos SA † #	342,934
		1,465,211
Media: 3.6%
107,228	Cyfrowy Polsat SA * #	659,372
Software & Services: 3.2%
40,960	Asseco Poland SA #	582,573
Telecommunication Services: 4.6%
440,756	Telekomunikacja Polska SA #	842,078
Utilities: 13.5%
148,259	Enea SA #	526,976
88,546	Energa SA #	392,740
270,359	Polska Grupa Energetyczna SA † #	960,004
648,655	Tauron Polska Energia SA #	559,923
		2,439,643
Total Common Stocks (Cost: $25,904,010)		18,102,144

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 17.5%
Repurchase Agreements: 17.5%
$1,000,000	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $1,020,001 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
159,260	Repurchase agreement dated 9/30/15 with Royal Bank of Scotland Plc, 0.09%, due 10/1/15, proceeds $159,260; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 1/31/16 to 2/15/44, valued at $162,446 including accrued interest)	159,260
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,159,260)		3,159,260
Total Investments: 117.4% (Cost: $29,063,270)		21,261,404
Liabilities in excess of other assets: (17.4)%		(3,147,639)
NET ASSETS: 100.0%		$18,113,765

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,984,749.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,102,144 which represents 99.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	6.7%	$1,204,241
Consumer Staples	7.8	1,406,109
Energy	14.8	2,686,597
Financial	41.3	7,475,692
Information Technology	3.2	582,573
Materials	8.1	1,465,211
Telecommunication Services	4.6	842,078
Utilities	13.5	2,439,643
	100.0%	$18,102,144

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$18,102,144	$—	$18,102,144
Repurchase Agreements	—	3,159,260	—	3,159,260
Total	$—	$21,261,404	$—	$21,261,404

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 was $334,594. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.5%
Banks: 11.5%
23,792,216	Sberbank of Russia (ADR) #	$117,813,343
38,238,957	VTB Bank OJSC (GDR) # Reg S	77,453,734
		195,267,077
Energy: 35.4%
1,199,418	Eurasia Drilling Co. Ltd. (GDR) Reg S	11,034,646
3,701,629	Lukoil (ADR) #	126,078,735
1,003,357	Novatek OAO (GDR) # Reg S	93,085,984
32,228,334	OAO Gazprom (ADR) #	130,020,702
20,697,451	Rosneft Oil Co. (GDR) # Reg S	76,601,908
15,077,286	Surgutneftegas OJSC (ADR) #	77,151,588
3,056,572	Tatneft (ADR) #	85,714,776
		599,688,339
Food & Staples Retailing: 10.7%
4,379,838	Lenta Ltd. (GDR) * Reg S	32,848,785
2,587,276	Magnit OAO (GDR) # Reg S	123,764,759
1,446,435	X5 Retail Group NV (GDR) #	25,215,023
		181,828,567
Materials: 19.3%
30,074,017	Alrosa AO (USD) * #	26,589,311
6,249,991	Evraz Plc (GBP) * #	6,912,466
1,983,869	Magnitogorsk Iron & Steel Works (GDR) Reg S	8,004,911
6,251,817	MMC Norilsk Nickel PJSC (ADR) #	89,832,121
1,489,636	Novolipetsk Steel (GDR) #	17,076,280
2,276,363	PhosAgro OAO (GDR) # Reg S	31,494,909
3,910,356	Polymetal International (GBP) #	33,697,848
11,843,117	Polyus Gold International Ltd. (GBP)	34,533,268
3,123,270	Severstal OAO (GDR) # Reg S	33,141,552
26,981,000	United Company RUSAL Plc (HKD) * #	10,870,627
2,397,776	Uralkali OJSC (GDR) #	35,621,962
		327,775,255
Software & Services: 3.9%
1,851,568	Mail.ru Group Ltd. (GDR) * # Reg S	32,274,739
3,231,048	Yandex NV (USD) *	34,669,145
		66,943,884
Telecommunication Services: 8.9%
2,091,402	MegaFon PJSC (GDR) # Reg S	25,497,620
8,988,266	Mobile TeleSystems OJSC (ADR)	64,895,281
3,159,245	Rostelecom OJSC (ADR) #	25,061,981
3,083,844	Sistema JSFC (GDR) # Reg S	21,309,988
3,430,766	VimpelCom Ltd. (ADR)	14,117,602
		150,882,472
Utilities: 1.8%
201,478,304	E.ON Russia JSC (USD) * #	8,751,613
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # §	0
22,629,834	RusHydro PJSC (ADR)	21,272,044
		30,023,657
Total Common Stocks (Cost: $2,297,937,940)		1,552,409,251
PREFERRED STOCKS: 8.1%
Banks: 0.9%
16,688,633	Sberbank of Russia (USD) * #	14,805,638
Energy: 7.2%
27,608	AK Transneft OAO (USD) * #	62,479,558
99,820,373	Surgutneftegas OJSC (USD) * #	60,174,715
		122,654,273
Total Preferred Stocks (Cost: $141,716,343)		137,459,911
MONEY MARKET FUND: 0.1% (Cost: $1,675,380)
1,675,381	Dreyfus Government Cash Management Fund	1,675,381
Total Investments: 99.7% (Cost: $2,441,329,663)		1,691,544,543
Other assets less liabilities: 0.3%		4,742,929
NET ASSETS: 100.0%		$1,696,287,472

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,468,493,480 which represents 86.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	10.7%	$181,828,567
Energy	42.7	722,342,612
Financial	12.4	210,072,715
Information Technology	4.0	66,943,884
Materials	19.4	327,775,255
Telecommunication Services	8.9	150,882,472
Utilities	1.8	30,023,657
Money Market Fund	0.1	1,675,381
	100.0%	$1,691,544,543

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$195,267,077	$—	$195,267,077
Energy	11,034,646	588,653,693	—	599,688,339
Food & Staples Retailing	32,848,785	148,979,782	—	181,828,567
Materials	42,538,179	285,237,076	—	327,775,255
Software & Services	34,669,145	32,274,739	—	66,943,884
Telecommunication Services	79,012,883	71,869,589	—	150,882,472
Utilities	21,272,044	8,751,613	0	30,023,657
Preferred Stocks*	—	137,459,911	—	137,459,911
Money Market Fund	1,675,381	—	—	1,675,381
Total	$223,051,063	$1,468,493,480	$0	$1,691,544,543

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2015:

Common Stocks
Utilities
Balance as of December 31, 2014	$62,180
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(62,180)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2015	$0

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $150,750,159 and transfers from Level 2 to Level 1 were $35,665,224. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 90.2%
Banks: 1.3%
259,559	TCS Group Holding Plc (GDR) Reg S	$454,228
Consumer Durables & Apparel: 8.5%
995,683	PIK Group (GDR) # Reg S	2,893,327
Diversified Financials: 3.3%
187,391	Vostok New Ventures Ltd. (SDR) (SEK) * #	1,127,681
Energy: 4.4%
40,477	CAT Oil AG (EUR) #	295,964
395,143	OAO TMK (GDR) # Reg S	1,222,224
		1,518,188
Food & Staples Retailing: 1.7%
360,159	O’Key Group SA (GDR) Reg S	576,254
Materials: 23.2%
40,568	Acron JSC (USD) * #	1,881,667
1,373,119	Evraz Plc (GBP) * #	1,518,664
704,795	Highland Gold Mining Ltd. (GBP) #	556,306
10,594,800	IRC Ltd. (HKD) * #	364,304
584,664	Magnitogorsk Iron & Steel Works (GDR) Reg S	2,359,119
875,575	Mechel OAO (ADR) *	796,773
806,770	Raspadskaya OAO (USD) * #	456,021
		7,932,854
Media: 6.1%
358,195	CTC Media, Inc. (USD)	626,841
683,323	ITE Group Plc (GBP)	1,459,440
		2,086,281
Real Estate: 10.7%
595,840	Etalon Group Ltd. (GDR) # Reg S	983,836
1,115,138	LSR Group PJSC (GDR) Reg S	2,018,400
1,155,452	Raven Russia Ltd. (GBP) *	665,084
		3,667,320
Software & Services: 3.7%
78,500	Qiwi Plc (ADR)	1,265,420
Transportation: 10.4%
3,468,676	Aeroflot - Russian Airlines PJSC (USD) * #	1,866,682
416,502	Globaltrans Investment Plc (GDR) #	1,673,329
		3,540,011
Utilities: 16.9%
1,621,591,200	Federal Grid Co. Unified Energy System JSC (USD) * #	1,459,432
154,004,200	IDGC Holding JSC (USD) * #	997,793
138,072,600	Inter Rao Ues OAO (USD) * #	2,219,931
38,003,800	Mosenergo OAO (USD) * #	468,435
190,063,600	OGK-2 OAO (USD) * #	639,754
		5,785,345
Total Common Stocks (Cost: $50,815,408)		30,846,909
PREFERRED STOCK: 8.0% (Cost: $2,370,937)
Energy: 8.0%
1,211	AK Transneft OAO (USD) * #	2,740,610
Total Investments: 98.2% (Cost: $53,186,345)		33,587,519
Other assets less liabilities: 1.8%		626,443
NET ASSETS: 100.0%		$34,213,962

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Right
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,365,960 which represents 68.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	14.8%	$4,979,608
Consumer Staples	1.7	576,254
Energy	12.7	4,258,798
Financial	15.6	5,249,229
Industrials	10.6	3,540,011
Information Technology	3.8	1,265,420
Materials	23.6	7,932,854
Utilities	17.2	5,785,345
	100.0%	$33,587,519

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$454,228	$—	$—	$454,228
Consumer Durables & Apparel	—	2,893,327	—	2,893,327
Diversified Financials	—	1,127,681	—	1,127,681
Energy	—	1,518,188	—	1,518,188
Food & Staples Retailing	576,254	—	—	576,254
Materials	3,155,892	4,776,962	—	7,932,854
Media	2,086,281	—	—	2,086,281
Real Estate	2,683,484	983,836	—	3,667,320
Software & Services	1,265,420	—	—	1,265,420
Transportation	—	3,540,011	—	3,540,011
Utilities	—	5,785,345	—	5,785,345
Preferred Stock
Energy	—	2,740,610	—	2,740,610
Total	$10,221,559	$23,365,960	$—	$33,587,519

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $7,465,709 and transfers from Level 2 to Level 1 were $6,392,564. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Automobiles & Components: 0.0%
3	Danang Rubber JSC	$6
Banks: 17.9%
16,436,908	Bank for Foreign Trade of Vietnam JSC #	31,456,317
5,971,360	Bank for Investment and Development of Vietnam JSC #	6,321,339
36,408,241	Saigon Thuong Tin Commercial JSB *	26,564,126
32,996,921	Saigon-Hanoi Commercial Joint Stock Bank * #	9,879,170
		74,220,952
Capital Goods: 5.4%
10,547,290	Becamex Infrastructure Development JSC #	4,141,471
50,690,931	Tan Tao Investment Industry Corp. ‡ * #	11,750,733
12,950,397	Viet Nam Construction & Import-Export JSC #	6,511,773
		22,403,977
Consumer Durables & Apparel: 4.2%
373,428	Hansae Co Ltd. (KRW) #	17,448,246
Consumer Services: 4.6%
38,276,087	Donaco International Ltd. (AUD) * † #	18,795,089
Diversified Financials: 7.2%
30,111,644	HAGL JSC * #	19,875,243
6	Ocean Group JSC *	1
9,471,481	Saigon Securities, Inc. #	9,905,354
		29,780,598
Energy: 16.3%
18,007,950	Petroleum Technical Services Corp. #	16,831,010
68	Petrovietnam Construction Co. *	9
6,981,247	PetroVietnam Drilling & Well Services JSC #	10,722,670
15,471,695	Petrovietnam Transportation Corp. ‡ * #	7,173,076
13,686,098	Premier Oil Plc (GBP) * #	13,854,227
7,926,532	Soco International Plc (GBP) † #	18,983,863
		67,564,855
Food, Beverage & Tobacco: 14.0%
35,031,000	Charoen Pokphand Foods (NVDR) (THB) #	20,018,412
9,417,030	Kinh Do Corp. #	10,380,888
8,391,200	Masan Group Corp. *	27,625,350
		58,024,650
Insurance: 6.1%
12,142,106	Bao Viet Holdings #	25,238,106
Materials: 5.1%
15,316,410	PetroVietnam Fertilizer & Chemical JSC	21,260,015
Real Estate: 12.9%
35,911,622	FLC Group JSC ‡ * #	10,221,796
17,166,810	Kinh Bac City Development Share Holding Corp. * #	9,627,903
17,966,832	Vingroup JSC * #	33,387,988
		53,237,687
Transportation: 0.0%
6	Gemadept Corp. #	9
Utilities: 6.5%
15,722,700	PetroVietnam Nhon Trach 2 Power JSC ‡ #	17,476,161
12,238,270	Pha Lai Thermal Power JSC #	9,599,236
		27,075,397
Total Common Stocks (Cost: $470,532,593)		415,049,587
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 36.36, expiring 11/03/17) #*	3
MONEY MARKET FUND: 0.4% (Cost: $1,767,782)
1,767,782	Dreyfus Government Cash Management Fund	1,767,782
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $472,300,375)		416,817,372

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7%
Repurchase Agreements: 0.7%
$784,293	Repurchase agreement dated 9/30/15 with BNP Paribas Securities Corp., 0.11%, due 10/1/15, proceeds $784,295; (collateralized by various U.S. government and agency obligations, 0.25% to 7.50%, due 8/1/16 to 10/1/45, valued at $799,980 including accrued interest)	784,293
1,000,000	Repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc., 0.12%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 5/15/18 to 10/1/45, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/15 with HSBC Securities USA, Inc., 0.11%, due 10/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.63% to 6.50%, due 12/28/16 to 10/1/45, valued at $1,020,003 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,784,293)		2,784,293
Total Investments: 101.3% (Cost: $475,084,668)		419,601,665
Liabilities in excess of other assets: (1.3)%		(5,343,332)
NET ASSETS: 100.0%		$414,258,333

AUD	Australian Dollar
GBP	British Pound
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,524,321.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $339,600,083 which represents 82.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2015 is set forth below:

Affiliates	Value as of December 31, 2014	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2015
Donaco International Ltd. (b)	$17,502,554	$18,273,324	$11,830,412	$(3,885,391)	$—	$—
FLC Group JSC	8,672,590	9,832,392	2,868,471	855,711	—	10,221,796
Ocean Group JSC (b)	5,247,645	1,563,902	3,170,058	5,971,599	—	—
PetroVietnam Nhon Trach 2 Power JSC (a)	—	17,559,704	—	—	—	17,476,161
Petrovietnam Transportation Corp.	9,849,715	3,650,915	3,320,937	(1,238,210)	—	7,173,076
Tan Tao Investment Industry Corp.	13,732,325	8,862,682	3,895,843	(769,700)	—	11,750,733
	$55,004,829	$59,742,919	$25,085,721	$(934,009)	$—	$46,621,766

(a) Not an affiliate at the beginning of the reporting period.

(b) Not an affiliate at the end of the reporting period.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	8.7%	$36,243,344
Consumer Staples	13.9	58,024,650
Energy	16.2	67,564,855
Financial	43.8	182,477,343
Industrials	5.4	22,403,986
Materials	5.1	21,260,015
Utilities	6.5	27,075,397
Money Market Fund	0.4	1,767,782
	100.0%	$416,817,372

The summary of inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$6	$—	$—	$6
Banks	26,564,126	47,656,826	—	74,220,952
Capital Goods	—	22,403,977	—	22,403,977
Consumer Durables & Apparel	—	17,448,246	—	17,448,246
Consumer Services	—	18,795,089	—	18,795,089
Diversified Financials	1	29,780,597	—	29,780,598
Energy	9	67,564,846	—	67,564,855
Food, Beverage & Tobacco	27,625,350	30,399,300	—	58,024,650
Insurance	—	25,238,106	—	25,238,106
Materials	21,260,015	—	—	21,260,015
Real Estate	—	53,237,687	—	53,237,687
Transportation	—	9	—	9
Utilities	—	27,075,397	—	27,075,397
Warrants
Consumer Services	—	3	—	3
Money Market Fund	1,767,782	—	—	1,767,782
Repurchase Agreements	—	2,784,293	—	2,784,293
Total	$77,217,289	$342,384,376	$—	$419,601,665

During the period ended September 30, 2015, transfers of securities from Level 1 to Level 2 were $110,760,365 and transfers from Level 2 to Level 1 were $46,196,827. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of September 30, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$97,070,378	$8,467,851	$(27,436,965)	$(18,969,114)
Brazil Small-Cap ETF	129,041,705	1,078,957	(68,506,233)	(67,427,276)
ChinaAMC A-Share ETF	66,704,294	11,082,919	(5,438,899)	5,644,020
ChinaAMC SME-ChiNext ETF	28,914,190	6,334,984	(1,787,639)	4,547,345
Egypt Index ETF	51,787,492	4,564,962	(14,338,882)	(9,773,920)
Gulf States Index ETF	11,607,636	3,679,210	(2,557,855)	1,121,355
India Small-Cap Index ETF	192,147,318	42,847,583	(39,230,653)	3,616,930
Indonesia Index ETF	138,378,638	73,284	(62,237,674)	(62,164,390)
Indonesia Small-Cap ETF	8,744,191	10,896	(3,738,973)	(3,728,077)
Israel ETF	59,256,651	2,724,841	(8,091,183)	(5,366,342)
Poland ETF	29,157,339	362,552	(8,258,487)	(7,895,935)
Russia ETF	2,507,341,396	8,033,447	(821,550,090)	(813,516,643)
Russia Small-Cap ETF	55,686,718	2,714,469	(24,180,655)	(21,466,186)
Vietnam ETF	510,120,977	40,976,846	(131,496,158)	(90,519,312)

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 25, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 25, 2015